UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22007

RMR ASIA REAL ESTATE FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service of Process)	Copy to:
Thomas A. DeCapo, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Adam D. Portnoy, President	One Beacon Street
RMR Asia Real Estate Fund	Boston, Massachusetts, 02108
400 Centre Street
Newton, Massachusetts 02458	Christina T. Simmons, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

RAF Proxy Voting Report FY08

01-Jul-2007 To 30-Jun-2008

KLCC PROPERTY HOLDINGS BHD

Security	Y4804V104	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	18-Jul-2007

ISIN	MYL5089OO007	Agenda	701312035 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited financial statements for the FYE 31 MAR 2007 and the reports of the Directors and the Auditors thereon	Management	Did not vote

2.	Declare a final dividend of 6% less 27.0% income tax, for the FYE 31 MAR 2007 as recommended by the Directors	Management	Did not vote

3.	Re-elect Mr. Datuk Ishak Bin Imam Abas as a Director, who retire pursuant to the Company’s Articles of Association	Management	Did not vote

4.	Re-elect Mr. Manharlal a/l Ratilal as a Director, who retire pursuant to the Company’s Articles of Association	Management	Did not vote

5.	Re-elect Mr. Dato’ Halipah Binti Esa as a Director, who retire pursuant to the Company’s Articles of Association	Management	Did not vote

6.	Re-elect Mr. Datuk Nasarudin Bin Md Idris as a Director, who retire pursuant to the Company’s Articles of Association	Management	Did not vote

7.	Re-appoint Mr. Tunku Tan Sri Dato’ Seri Ahmad Bin Tunku Yahaya as a Director of the Company, until the next AGM, who retires pursuant to Section 129 of the Companies Act, 1965	Management	Did not vote

8.	Approve the payment of Directors’ fees in respect of the FYE 31 MAR 2007	Management	Did not vote

9.	Re-appoint Messrs Ernst & Young as the Auditors of the Company and authorize the Directors to fix the Auditors’ remuneration	Management	Did not vote

S.1	Amend the Articles of Association of the Company as specified	Management	Did not vote

THE LINK REAL ESTATE INVESTMENT TRUST

Security	Y5281M111	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	23-Jul-2007

ISIN	HK0823032773	Agenda	701315473 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	To note the audited financial statements of The Link Real Estate Investment Tr-ust [The Link REIT] together with the Auditors’ report for the FYE 31 MAR 2007	Non-Voting

2.	To note the appointment of the Auditors of The Link REIT and fixing of their remuneration	Non-Voting

3.A

Re-appoint Mr. Nicholas Robert SALLNOW-SMITH as a Director of The Link Management Limited, as a Manager of the Link REIT [the Manager], who retires pursuant to Article 121 of the Articles of Association of the Manager

		Management	Did not vote

3.B

Re-appoint Mr. Chew Fook Aun as a Director of The Link Management Limited, as a Manager of the Link REIT [the Manager], who retires pursuant to Article 121 of the Articles of Association of the Manager

		Management	Did not vote

4.	Re-elect Dr. Allan ZEMAN as a Director of the Manager, who will retire by rotation pursuant to Article 125 of the Articles of Association of the Manager	Management	Did not vote

S.5.A

Approve, subject to the passing the Resolutions S.5.B, 5.C and 5.G, the insertion of new Paragraph Clause 8.1.6 to the Trust Deed as constituting The Link REIT [the Trust Deed] as specified; and authorize the Manager, any Director of the Manager and the Trustee to complete and do or cause to be done all such acts and things [including executing all such documents as may be required; as the Manager, such Director of the Manager or the trustee, as may consider expedient or necessary or in the interests of The Link REIT to give effect to the above amendment in relation to Clause 8.1.6 of the Trust Deed

		Management	Did not vote

S.5.B

Amend, subject to the passing the Resolutions S.5.A, 5.C and 5.G, Clause 8.6 of the Trust Deed as specified; and authorize the Manager, any Director of the Manager and the Trustee to complete and do or cause to be done all such acts and things [including executing all such documents as may be required; as the Manager, such Director of the Manager or the trustee, as may consider expedient or necessary or in the interests of The Link REIT to give effect to the above amendment in relation to Clause 8.6 of the Trust Deed

		Management	Did not vote

S.5.C

Approve, subject to the passing the Resolutions S.5.A, 5.C and 5.G, the insertion of new Paragraph Clause 16.1A to the Trust Deed as specified; and authorize the Manager, any Director of the Manager and the Trustee to complete and do or cause to be done all such acts and things [including executing all such documents as may be required; as the Manager, such Director of the Manager or the trustee, as may consider expedient or necessary or in the interests of The Link REIT to give effect to the above amendment in relation to Clause 16.1A of the Trust Deed

		Management	Did not vote

S.5.D

Amend, subject to the passing the Resolution S.5.G, Clause 19.2.12 of the Trust Deed and Paragraph 2 of the Second Schedule to the Trust Deed as specified; and authorize the Manager, any Director of the Manager and the Trustee to complete and do or cause to be done all such acts and things [including executing all such documents as may be required; as the Manager, such Director of the Manager or the trustee, as may consider expedient or necessary or in the interests of The Link REIT to give effect to the above amendment in relation to Clause 19.2.12 of the Trust Deed and Second Schedule to the Trust Deed

	Management	Did not vote

S.5.E

Amend Clause 8.2.2 of the Trust Deed and insertion of new Paragraph Clause 8.2.2A 2 to the Trust Deed as specified; and authorize the Manager, any Director of the Manager and the Trustee to complete and do or cause to be done all such acts and things [including executing all such documents as may be required; as the Manager, such Director of the Manager or the trustee, as may consider expedient or necessary or in the interests of The Link REIT to give effect to the above amendment in relation to Clause 8.2.2 and 8.2.2A of the Trust Deed

	Management	Did not vote

S.5.F

Amend, subject to the passing the Resolutions S.5.E and 5.G, Clause 8.1.4 of the Trust Deed and insertion of new Paragraph Clause 8.1.4A and clause 8.14B to the Trust Deed as specified; and authorize the Manager, any Director of the Manager and the Trustee to complete and do or cause to be done all such acts and things [including executing all such documents as may be required; as the Manager, such Director of the Manager or the trustee, as may consider expedient or necessary or in the interests of The Link REIT to give effect to the above amendment in relation to Clause 8.1.4, 8.1.4A and 8.14B of the Trust Deed

	Management	Did not vote

S.5.G

Amend Clause 1.1 of the Trust Deed as specified; and authorize the Manager, any Director of the Manager and the Trustee to complete and do or cause to be done all such acts and things [including executing all such documents as may be required; as the Manager, such Director of the Manager or the trustee, as may consider expedient or necessary or in the interests of The Link REIT to give effect to the above amendment in relation to Clause 1.1 of the Trust Deed

	Management	Did not vote

S.5.H

Amend Clause 9.2 of the Trust Deed and insertion of new Paragraph Clause 9.2.2 as specified; and authorize the Manager, any Director of the Manager and the Trustee to complete and do or cause to be done all such acts and things [including executing all such documents as may be required; as the Manager, such Director of the Manager or the trustee, as may consider expedient or necessary or in the interests of The Link REIT to give effect to the above amendment in relation to Clause 9.2 of the Trust Deed

	Management	Did not vote

S.5.I

Amend Clause 12.4.5 of the Trust Deed as specified; and authorize the Manager, any Director of the Manager and the Trustee to complete and do or cause to be done all such acts and things [including executing all such documents as may be required; as the Manager, such Director of the Manager or the trustee, as may consider expedient or necessary or in the interests of The Link REIT to give effect to the above amendment in relation to Clause 12.4.5 of the Trust Deed

	Management	Did not vote

S.5.J

Amend Clause 7.5 of the Trust Deed as specified; and authorize the Manager, any Director of the Manager and the Trustee to complete and do or cause to be done all such acts and things [including executing all such documents as may be required; as the Manager, such Director of the Manager or the trustee, as may consider expedient or necessary or in the interests of The Link REIT to give effect to the above amendment in relation to Clause 7.5 of the Trust Deed

	Management	Did not vote

6.

Approve, subject to passing of resolutions 5.A, 5.B and 5.C, the long-term Incentive Plan as specified and grant of awards and issue of units to the connected persons; the issue of units of the Link REIT [Units] to connected persons from time to time pursuant to the plan and any awards granted thereunder, subject to compliance with the conditions of any relevant waivers obtained in this regard from the securities and futures commission in respect of compliance with the code on Real Estate Investments Trusts and authorize the Manager, any Director of the Manager, the Manager and the Trustee to complete and do or cause to be done all such acts and things [including executing all such documents as may be required; as the Manager, such Director of the Manager or the Trustee, as may consider expedient or necessary or in the interests of the Link REIT to give effect to the adoption, operation and administration of the plan, the grant of awards to connected persons from time to time pursuant to the plan and/or the issue of units to connected persons from time to time pursuant to the plan and any awards granted there under

	Management	Did not vote

CHINA RESOURCES LAND LTD

Security	G2108Y105	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	30-Jul-2007

ISIN	KYG2108Y1052	Agenda	701327012 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the conditional sale and purchase agreement [Sale and Purchase Agreement] dated 22 JUN 2007 entered into among the Company, Emax Capital Limited [Vendor] and China Resources [Holdings] Company Limited [Guarantor], [as specified] in relation to, among other matters, the Acquisition [as specified] in all respects and all the transactions contemplated thereby including the payment of the purchase price [as specified] to the Vendor [or as it may direct] pursuant to the Sale and Purchase Agreement; and authorize the Directors to sign, execute, perfect and deliver all such documents and deeds, and do all such actions which are in their opinion necessary, appropriate, desirable or expedient for the implementation and completion of the Sale and Purchase Agreement, the payment of the purchase price [as specified], all other transactions contemplated under the incidental to the Sale and Purchase Agreement and all other matters incidental thereto or in the opinion of the Directors, appropriate, desirable or expedient in the context of the Acquisition [as specified] and are in the best interests of the Company

		Management	Did not vote

SHUN TAK HLDGS LTD

Security	Y78567107	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	21-Aug-2007

ISIN	HK0242001243	Agenda	701339954 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the acquisitions of the HHL-Nomusa Sale Share, the HHL-NCPM Sale Share and the HHL-NTGPM Sale Share [the HHL Acquisition], on the terms of and subject to the conditions of the Conditional Sale and Purchase Agreement dated 25 JUN 2007 [the HHL Agreement] between Ace Wonder Limited, an indirect wholly-owned subsidiary of the Company [the Purchaser], Hopewell Properties [B.V.I.] Limited [HPL], Hopewell Holdings Limited [HHL] and the Company, pursuant to which the Purchaser agreed to acquire and HPL agreed to sell and/or procure the sale of the HHL-Nomusa Sale Share, the HHL-NCPM Sale Share and the HHL-NTGPM Sale Share, and the Company and HHL agreed to guarantee the obligations of the Purchaser and HPL respectively under the HHL Agreement; and authorize the Directors [or a duly authorized committee thereof] to take all such steps to implement the HHL Agreement and the transactions thereunder to execute all documents or deeds as they may consider necessary or appropriate in relation thereto and to make any changes, modifications, amendments, waivers, variations or extensions of such terms and conditions as they think fit

		Management	For	For

2.

Approve the acquisitions of the STDM-Fast Shift Sale Share and the STDM-Fast Shift Loans [the STDM Acquisition], on the terms of and subject to the conditions of the Conditional Sale and Purchase Agreement dated 26 JUN 2007 [the STDM Agreement] between the Purchaser, Rapid Success Investments Limited [Rapid Success], Sociedade de Turismo e Diversoes de Macau, S.A. [STDM] and the Company, pursuant to which the Purchaser agreed to acquire and Rapid Success agreed to sell the STDM- Fast Shift Sale Share and the STDM-Fast Shift Loans and the Company and STDM agreed to guarantee the obligations of the Purchaser and Rapid Success respectively under the STDM Agreement; and authorize the Directors to take all such steps to implement the STDM Agreement and the transactions thereunder to execute all documents or deeds as they may consider necessary or appropriate in relation thereto and to make any changes, modifications, amendments, waivers, variations or extensions of such terms and conditions as they think fit

		Management	For	For

KEPPEL LAND LTD

Security	V87778102	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	11-Oct-2007

ISIN	SG1R31002210	Agenda	701373932 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

`Approve the sale by Boulevard Development Pte Ltd [Boulevard], an indirect wholly-owned subsidiary of the Company, of its one- third interest in the property known as ‘One Raffles Quay’ [the ‘Property’] to be effected via the sale of Boulevard’s entire holding of one-third of the issued shares [the ‘Sale Shares’] in the capital of One Raffles Quay Pte Ltd [ORQPL], the owner and developer of the property, and an assignment of the shareholder’s loans and accrued interest [if any] thereon [the ‘Shareholder’s Loan’] extended by Boulevard to ORQPL, at the consideration for the sale shares and the consideration for the assignment of the shareholder’s loan as respectively set out in, and upon the terms and subject to the conditions of, the Share Purchase Agreement [the ‘Share Purchase Agreement’] dated 30 JUL 2007 made between i) Boulevard, as vendor, ii) Keppel Land Properties Pte Ltd [a wholly-owned subsidiary of the Company], as guarantor, and iii) RBC Dexia Trust Services Singapore Limited [in its capacity as trustee of K-REIT Asia], as purchaser, as specified; and in conjunction with the sale, the acquisition by the Company and/or such of its subsidiaries as it may designate [collectively, the ‘Keppel Land Group’] pursuant to the placement [as specified] of such number of new units of K-REIT Asia to be offered and placed by K-REIT Asia to the Keppel Land Group under a proposed equity fund raising exercise by K-REIT Asia, with the intent that the Keppel Land Group shall immediately following K-REIT Asia’s equity fund raising exercise, maintain its percentage unit holding in K-REIT Asia immediately post K-REIT Asia’s equity fund raising exercise at the equivalent level held by it immediately prior to such exercise; and authorize the Directors of the Company to do and complete all such acts, deeds, documents and things as may be considered necessary or expedient for the purposes of giving effect [as the case requires] to either of the aforesaid transactions and/or this resolution

		Management	Abstain	Against

HANG LUNG PPTYS LTD

Security	Y30166105	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	05-Nov-2007

ISIN	HK0101000591	Agenda	701384377 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the financial statements and reports of the Directors and the Auditors for the YE 30 JUN 2007	Management	For	For

2.	Declare a final dividend recommended by the Directors	Management	For	For

3.A	Re-elect Mr. Ronnie C. Chan as a Director	Management	For	For

3.B	Re-elect Mr. William P.Y. Ko as a Director	Management	For	For

3.C	Re-elect Mr. Terry S. Ng as a Director	Management	For	For

3.D	Authorize the Board of Directors to fix Directors’ fees	Management	For	For

4.	Re-appoint KPMG as the Auditors of the Company at a fee to be agreed with the Directors	Management	For	For

5.A

Authorize the Directors of the Company, during the relevant period [as specified] to purchase its shares in the capital of the Company on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other stock exchange recognized for this purpose by the Securities and Futures Commission and the Stock Exchange under the Hong Kong Code on Share Repurchases, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]

		Management	For	For

5.B

Authorize the Directors of the Company, pursuant to Section 57B of the Companies Ordinance, to allot, issue and deal with additional shares in the capital of the Company or options, warrants or similar rights to subscribe for any shares or such convertible securities and to make or grant offers, agreements and options, during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution and if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company set out as Resolution No. 5.C as specified, the nominal amount of the share capital of the Company repurchased by the Company subsequent to the passing of this Resolution, up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution, and the said approval shall be limited accordingly, otherwise than pursuant to i) a Rights Issue [as specified]; ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company; iii) any option scheme or similar arrangement for the time being adopted for the grant or issue of shares or rights to acquire shares of the Company, or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company

		Management	For	For

5.C	Authorize the Directors of the Company to exercise the powers of the Company referred to in Resolution 5.B, in respect of the share capital of the Company referred to in such Resolution	Management	For	For

	Any other business	Non-Voting

S P SETIA BHD

Security	Y8132G101	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	05-Nov-2007

ISIN	MYL8664OO004	Agenda	701390255 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Authorize the Directors of the Company, subject to the approval- in-principle of Bursa Malaysia Securities Berhad [“Bursa Securities”] for the admission of the warrants to the Official List of Bursa Securities and the listing and quotation of the warrants and all the new S P Setia Shares to be issued pursuant to the exercise of the warrants on the Main Board of Bursa Securities, a] to issue MYR 500,000,000 nominal value of 2.00% redeemable serial bonds [“Bonds”] with 168,151,302 detachable provisional rights to allotment of Warrants to Aseambankers Malaysia Berhad [“Aseambankers”] and United Overseas Bank [Malaysia] Bhd [“UOB”] [Aseambankers and UOB are collectively hereinafter referred to as the “Primary Subscribers”] on a “bought deal” basis in the following manner: i] the Primary Subscribers will subscribe for the entire issue of the Bonds and provisional rights to allotment of 168,151,302 Warrants; ii] the Primary Subscribers will place out all or part of the Bonds to persons falling within the categories of persons under Schedule 6 or Section 229[1][b], Schedule 7 or Section 230[1][b] and Schedule 9 or Section 257[3] of the Capital Markets and Services Act 2007 [as amended from time to time], subject to the selling restrictions set out in a trust deed to be executed between the Company and the trustee for the Bonds [“Trust Deed”]; and iii] the Primary Subscribers will offer for sale the provisional rights to allotment of Warrants to the existing shareholders of the Company on a renounceable rights basis of 1 Warrant for 4 S P Setia Shares held on a date and at an offer price for the warrants to be determined, wherein each warrant will carry the right to subscribe, at any time during the period commencing 5 years from the date of allotment and issue of the warrant, for 1 new S P Setia Share at an exercise price to be determined and announced by the Board of Directors of the Company [“Exercise Price”] and subject to the provisions and adjustments contained in a deed poll to be executed by the Company constituting the Warrants [“Deed Poll”]; any Warrants representing fractional entitlements will be disregarded and will be dealt with in such manner as the Board of Directors of the Company and the Primary Subscribers may in their absolute discretion think expedient; b] contingent upon the issuance of the Bonds, to allot and issue the warrants and/or to adjust, from time to time, the Exercise Price and/or the par value of the new S P Setia Share under the Deed Poll and to allot and issue such appropriate number of additional warrants [“Additional Warrants”], if any, as a consequence of the adjustment of the Exercise Price or the number of warrants in accordance with the provisions in the Deed Poll and/or modifications, variations and/or amendments as may be imposed or permitted by the Securities Commission, Bursa Securities and any other relevant authorities, parties or otherwise; and c] to allot and issue new S P Setia Shares credited as fully paid-up arising from the exercise by the holders of the warrants and/or the Additional Warrants [as the case may be] to subscribe for new S P Setia Shares at the Exercise Price or such price as may be adjusted under the Deed Poll which upon

		Management	For	For

allotment and issue, shall rank pari passu in all respects with the then existing S P Setia Shares save and except that they shall not be entitled to any dividends, rights, allotments and/or other distributions, the entitlement date [being the date as at the close of business on which the shareholders of the Company must be registered in order to be entitled to any dividends, rights, allotments and/or other distributions] of which is prior to the date of allotment and issue of the S P Setia Shares; and to complete and give effect to the Proposed Bonds with warrants Issuance and the Proposed Offer for sale and to do all acts and things for and on behalf of the Company as the Directors may consider necessary or expedient with full power to: a] execute the Deed Poll constituting the Warrants, the Trust Deed and any other agreements in relation to the Proposed Bonds with Warrants Issuance and the Proposed Offer for Sale [including but not limited to the subscription agreement, the depository and paying agency agreement, the issuing agency agreement] and such other agreements, deeds, instruments and/or arrangements including any supplementary or variation agreements and documents in connection with or to give full effect to and complete the Proposed Bonds with Warrants Issuance and Proposed Offer for Sale; and b] assent to any conditions, modifications, variations and/or amendments as may be imposed or permitted by Bursa Securities and any other relevant authorities or as may be deemed necessary by the Directors in the best interest of the Company and to finalize, implement or to give full effect to any such modifications, variations and/or amendments thereto and to deal with all matters relating thereto and to take all steps and do all acts and things in any manner as they may deem necessary and/or expedient to finalize, implement, to give full effect to and complete the Proposed Bonds with Warrants Issuance and the Proposed Offer for Sale; approve, adopt and ratify all previous actions taken by the Directors of the Company for the purpose of or in connection with the Proposed Bonds with Warrants Issuance and the Proposed Offer for Sale; approve the affixation of the Company’s Common Seal onto all relevant agreements and documents to be executed or entered into for the purpose of or in connection with the Proposed Bonds with warrants Issuance and the Proposed Offer for sale, in accordance with the provisions of the Company’s Articles of Association

2.

Authorize the Company, subject to the approval of Bursa Securities for the admission, listing and quotation of the Bonus Shares, to capitalize up to a total sum of approximately MYR 252,227 million from the Company’s share premium account [“Amount”], and to apply the amount towards payment in full at par for the Bonus Shares and to allot and issue the Bonus Shares [336,302,604] credited as fully paid up to all shareholders of the Company whose names appear in the Record of Depositors of the Company at the close of business on the entitlement date to be determined by the Board of Directors of the Company [“Entitlement Date”] on the basis of 1 Bonus Share for every 2 existing S P Setia Shares held as at the Entitlement Date and that the Bonus Shares which shall be listed and quoted on the Main Board of Bursa Securities shall, upon issuance and allotment, rank pari passu in all respects with the existing issued and paid up S P Setia Shares, save and except that they shall not be entitled to any dividends, rights, allotments and/or distributions, the entitlement date of which is prior to the date of allotment and issue of the Bonus Shares: and authorize the Directors of the Company: a) to disregard any fractional entitlements or fraction of a Bonus Share under the Proposed Bonus Issue when determining the shareholders’ entitlements and such fractions thereof shall be dealt with in such manner as the Directors in their absolute discretion deem fit and in the interest of the Company; b) to do all acts, deeds, and things and to execute, sign, enter, deliver and/or cause to be delivered on behalf of the Company all such documents, commitments, transactions, indemnities and/or undertakings as may be necessary or expedient to give effect and complete the Proposed Bonus Issue; c) to assent to any conditions, modifications, variations and/or amendments to the terms of the Proposed Bonus Issue as may be required by the relevant authorities and/or any relevant parties or in such manner as the Directors may in their discretion deem fit for the benefit of the Company; and d) to take all steps that they consider necessary in connection with the Proposed Bonus Issue

	Management	For	For

KERRY PROPERTIES LTD

Security	G52440107	Meeting Type	Special General Meeting

Ticker Symbol		Meeting Date	23-Nov-2007

ISIN	BMG524401079	Agenda	701400169 - Management

Item	Proposal	Type	Vote	For/Against Management

1.I	Re-elect Mr. Chan Wai Ming, William as a Director	Management	For	For

1.II	Re-elect Mr. Ku Moon Lun as a Director	Management	For	For

1.III	Re-elect Mr. Qian Shaohua as a Director	Management	For	For

2.

Approve and ratify the Agreements [as specified] and the transactions contemplated thereunder; and authorize the Board to take all such actions as it considers necessary or desirable to implement and give effect to the Agreements and the transactions contemplated thereunder

		Management	For	For

NEW WORLD CHINA LAND LTD NWCL

Security	G6493A101	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	27-Nov-2007

ISIN	KYG6493A1013	Agenda	701398162 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and consider the audited Financial Statements and the Reports of the Directors and Auditors for the year ended 30 JUN 2007	Management	For	For

2.	Declare a final dividend	Management	For	For

3.a	Re-elect Dr. Cheng Kar-Shun, Henry as Director	Management	For	For

3.b	Re-elect Mr. Chow Kwai-Cheung as Director	Management	For	For

3.c	Re-elect Mr. Fu Sze-Shing as Director	Management	For	For

3.d	Re-elect Mr. Lee Luen-Wai, John as Director	Management	For	For

3.e	Authorize the Board of Directors to fix the Directors’ remuneration	Management	For	For

4.	Re-appoint PricewaterhouseCoopers as Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For

5.1

Authorize the Directors of the Company to allot and issue additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company in issue as at the date of passing of this resolution otherwise than pursuant to: i) a Rights Issue; or ii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company; or iii) the exercise of any share option scheme of the Company or similar arrangement; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by law or the Articles of Association of the Company to be held]

		Management	For	For

5.2

Authorize the Directors of the Company to repurchase issued shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited [Stock Exchange] or any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission and the Stock Exchange for such purposes, subject to and in accordance with Cayman Islands Law and all applicable laws and/or the Rules Governing the Listing of Securities on the Stock Exchange or the rules of any other stock exchange or rules of any other stock exchange as amended from time to time not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by law or the Articles of Association of the Company to be held]

		Management	For	For

5.3

Approve, conditional upon the passing of Resolutions 5.1 and 5.2, to extend the general mandate granted to the Directors by addition to the aggregate nominal value of the share capital of the Company which may be allotted or agreed to be allotted by the Directors pursuant to Resolution 5.1, by an amount representing the aggregate nominal amount of the share capital repurchased pursuant to Resolution 5.2, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution

		Management	For	For

SHIMAO PROPERTY HOLDINGS LIMITED

Security	G81043104	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	30-Nov-2007

ISIN	KYG810431042	Agenda	701410982 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve, confirm and ratify the Share Subscription and Asset Transfer Agreement dated 22 OCT 2007 [as specified in the Circular] entered into between the Company, Shanghai Shimao Co. Ltd., Beijing Shimao Investment and Development Co. Ltd., Shanghai Shimao Enterprises Development Co. Ltd. and Peak Gain International Limited, and the transactions contemplated thereunder [the Proposed Transaction]; and authorize any one Director of the Company [other than Mr. Hui and Mr. Hui’s Associates [as specified in the Circular]] with full power, to do all things and sign or execute all documents on behalf of the Company which may in his/her opinion be necessary or desirable for the purpose of giving effect to the Share Subscription and Asset Transfer Agreement, the Proposed Transaction or any matters relation thereto

		Management	For	For

2.

Approve, confirm and ratify the PRC Non-competition Agreement dated 22 OCT 2007 [as specified in the Circular] entered into between the Company, Shanghai Shimao Co. Ltd. and Mr. Hui Wing Mau and the transactions contemplated thereunder; and authorize any one Director of the Company [other than Mr. Hui and Mr. Hui’s Associates [as specified in the Circular]] with full power, to do all things and sign or execute all documents on behalf of the Company which may in his/her opinion be necessary or desirable for the purpose of giving effect to the PRC Non- competition Agreement or any matters relation thereto

		Management	For	For

3.

Approve, confirm and ratify the Deed of Release dated 22 OCT 2007 [as specified in the Circular] entered into unilaterally by the Company and the transactions contemplated thereunder; and authorize any one Director of the Company [other than Mr. Hui Wing Mau and Mr. Hui’s Associates [as specified in the Circular]] with full power, to do all things and sign or execute all documents on behalf of the Company which may in his/her opinion be necessary or desirable for the purpose of giving effect to the Deed of Release or any matters relation thereto

		Management	For	For

4.

Approve, confirm and ratify the Grant granted pursuant to the amendment to the Hong Kong Non-competition Agreement dated 22 OCT 2007 [as specified in the Circular] granted by the Company to Mr. Hui Wing Mau; and authorize any one Director of the Company [other than Mr. Hui and Mr. Hui’s Associates [as specified in the Circular]] with full power, to do all things and sign or execute all documents on behalf of the Company which may in his/her opinion be necessary or desirable for the purpose of giving effect to the Grant or any matters relation thereto

		Management	For	For

HENDERSON LD DEV LTD

Security	Y31476107	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	03-Dec-2007

ISIN	HK0012000102	Agenda	701385975 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the Audited accounts and the reports of the Directors and the Auditors for the YE 30 JUN 2007	Management	For	For

2.	Declare a final dividend	Management	For	For

3.a	Re-elect Mr. Lee King Yue as a Director	Management	For	For

3.b	Re-elect Mr. Li Ning as a Director	Management	For	For

3.c	Re-elect Sir. Po-shing Woo as a Director	Management	For	For

3.d	Re-elect Mr. Lee Tat Man as a Director	Management	For	For

3.e	Re-elect Mr. Gordon Kwong Che Keung as a Director	Management	For	For

3.f	Re-elect Professor Ko Ping Keung as a Director	Management	For	For

3.g	Authorize the Board of Directors to fix the Directors’ remuneration	Management	For	For

4.	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For

5.a

Authorize the Directors to repurchase ordinary shares of HKD 2.00 each in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited [Stock Exchange] or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Stock Exchange and the Securities and Futures Commission, on share repurchases for such purposes, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other Stock Exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or the Companies Ordinance [Chapter 32 of the Laws of Hong Kong] to be held]

		Management	For	For

5.b

Authorize the Directors of the Company to allot, issue and deal with additional shares of the Company and make or grant offers, agreements and options [including warrants, bonds, debentures, notes and other securities convertible into shares in the Company] during and after the relevant period, not exceeding the aggregate of 20% of the aggregate nominal amount of the share capital of the Company, otherwise than pursuant to i) a rights issue; or ii) any option scheme or similar arrangement; or iii) an issue of shares in the Company upon the exercise of the subscription or conversion rights attaching to any warrants or convertible notes which may be issued by the Company or any of its subsidiaries; or iv) any scrip dividend pursuant to the Articles of Association of the Company from time to time; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or the Companies Ordinance [Chapter 32 of the Laws of Hong Kong] to be held]

		Management	For	For

5.c

Approve to extend the general mandate granted to the Directors of the Company to allot, issue and deal with any additional shares of the Company pursuant to Resolution 5.B, by an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company pursuant to Resolution 5.A, provided that such amount does not exceed 10% of the aggregate nominal amount of the share capital of the Company at the date of passing this resolution

	Management	For	For

SUN HUNG KAI PPTYS LTD

Security	Y82594121	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	06-Dec-2007

ISIN	HK0016000132	Agenda	701382575 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the audited financial statements and the reports of Directors and the Auditors for the YE 30 JUN 2007	Management	For	For

2.	Declare the final dividend	Management	For	For

3.I.A	Re-elect Mr. Yip Dicky Peter as Director	Management	For	For

3.I.B	Re-elect Professor Wong Yue-chim, Richard as Director	Management	For	For

3.I.C	Re-elect Dr. Li Ka-Cheung, Eric as a Director	Management	For	For

3.I.D	Re-elect Mr. Chan Kui-Yuen, Thomas as a Director	Management	For	For

3.I.e	Re-elect Mr. Kwong Chun as a Director	Management	For	For

3.II

Approve to fix Directors’ fees [the proposed fees to be paid to each Director, each Vice-Chairman and the Chairman for the FY ending 30 JUN 2008 are HKD 100,000, HKD 110,000 and HKD 120,000 respectively]

		Management	For	For

4.	Re-appoint Auditors and to authorize the Board of Directors to fix their remuneration	Management	For	For

5.

Authorize the Directors of the Company to repurchase shares of the Company during the relevant period on The Stock Exchange of Hong Kong Limited or any other stock exchange recognized for this purpose by the Securities and Futures Commission of Hong Kong and The Stock Exchange of Hong Kong Limited under the Hong Kong Code on Share Repurchases pursuant to the approval of this resolution, subject to and in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate nominal amount of the issued share capital at the date of passing this resolution; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM of the Company is required by its Articles of Association or by the laws of Hong Kong to be held]

		Management	For	For

6.

Authorize the Directors to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements, options, and warrants, during and after the relevant period, not exceeding 10% of the aggregate nominal amount of the share capital of the Company; plus the nominal amount of share capital repurchased by the Company [up to 10% of the aggregate nominal amount of the issued share capital of the Company], otherwise than pursuant to i) a rights issue; or ii) any option scheme or similar arrangement for the time being adopted for the grant or issue to officers and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is required by its Articles of Association or by the Laws of Hong Kong to be held]

		Management	For	For

7.	Authorize the Directors to exercise the powers of the Company referred to in Resolution 6 in respect of the share capital of the Company, as specified	Management	For	For

S.8	Amend the Articles 2, 27, 95, 103(A)(ii), 103(D), 104(A), 108, 110, 119, 121(B), 170 of Association of the Company as specified	Management	For	For

SHUN TAK HLDGS LTD

Security	Y78567107	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	12-Dec-2007

ISIN	HK0242001243	Agenda	701416477 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve, the STDM Transactions [including without limitation the Commission, the STDM Ticket Purchases and the Discount] pursuant to the terms and conditions of the STDM Agency Agreement as amended by the SAA Extension, as specified, together with the STDM Commissions payable by Shun Tak-China Travel Shipping Investments Limited [‘STCTS’] to Sociedade de Turismo e Diversoes de Macau S.A. [‘STDM’] during the 3 FYs ending 31 DEC 2008, 2009 and 2010 shall not exceed HKD 26 million, HKD 30.3 million and HKD 33.5 million respectively; the STDM Ticket Purchases during the 3 FYs ending 31 DEC 2008, 2009 and 2010 shall not exceed HKD 544.5 million, HKD 634.6 million and HKD 701.2 million respectively; the Discount granted by STCTS to STDM during the 3 FYs ending 31 DEC 2008, 2009 and 2010 shall not exceed HKD 27.2 million, HKD 31.7 million and HKD 35.1 million respectively; and authorize the Directors [or a duly authorized committee thereof] to take all such steps to implement the same and to execute all documents or deeds as they may consider necessary or appropriate in relation thereto and to make any changes, modifications, amendments, waivers, variations or extensions of such terms and conditions of the STDM Transactions as they think fit

		Management	For	For

2.

Approve, the Fuel Arrangement [including without limitation the Fuel Arrangement Fee] pursuant to the terms and conditions of the Fuel Arrangement Agreement as amended by the FAA Extension, as specified, together with the Increased Cap and the annual cap of Fuel Arrangement Fee payable by STCTS to STDM during the FY ending 31 DEC 2007 be increased to HKD 350 million; the Fuel Arrangement Fee payable by STCTS to STDM during the 3 FYs ending 31 DEC 2008, 2009 and 2010 shall not exceed HKD 518.4 million, HKD 641.3 million and HKD 802.1 million respectively; and authorize the Directors [or a duly authorized committee thereof] to take all such steps to implement the same and to execute all documents or deeds as they may consider necessary or appropriate in relation thereto and to make any changes, modifications, amendments, waivers, variations or extensions of such terms and conditions of the Fuel Arrangement as they may think fit

		Management	For	For

SHUN TAK HLDGS LTD

Security	Y78567107	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	12-Dec-2007

ISIN	HK0242001243	Agenda	701416489 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the acquisitions of the HHL-Nomusa Sale Share, the HHL-NCPM Sale Share and the HHL-NTGPM Sale Share [as specified] [the ‘HHL Acquisition’], on the terms of and subject to the conditions of the conditional Sale and Purchase Agreement dated 25 JUN 2007 between Ace Wonder Limited, an indirect wholly-owned subsidiary of the Company [the Purchaser], Hopewell Properties [B.V.I.] Limited [HPL], Hopewell Holdings Limited [HHL] and the Company, as amended and supplemented by the supplemental agreement dated 20 AUG 2007 to extend the long stop date of the HHL Acquisition to 28 DEC 2007 [together the HHL Agreement, as specified and which were produced to the meeting], pursuant to which the Purchaser agreed to acquire and HPL agreed to sell and/or procure the sale of the HHL-Nomusa Sale Share, the HHL-NCPM Sale Share and the HHL-NTGPM Sale Share, and the Company and HHL agreed to guarantee the obligations of the Purchaser and HPL respectively under the HHL Agreement; and authorize the Directors [or a duly authorised Committee thereof] to take all such steps to implement the HHL Agreement and the transactions thereunder to execute all documents or deeds as they may consider necessary or appropriate in relation thereto and to make any changes, modifications, amendments, waivers, variations or extensions of such terms and conditions as they think fit

		Management	For	For

2.

Approve the acquisitions of the STDM-Fast Shift Sale Share and the STDM-Fast Shift Loans [as specified] [the STDM Acquisition], on the terms of and subject to the conditions of the conditional Sale and Purchase Agreement dated 26 JUN 2007 [the STDM Agreement] between the Purchaser, Rapid Success Investments Limited [Rapid Success], Sociedade de Turismo e Diversoes de Macau, S.A. [STDM] and the Company [as specified], pursuant to which the Purchaser agreed to acquire and Rapid Success agreed to sell the STDM-Fast Shift Sale Share and the STDM-Fast Shift Loans and the Company and STDM agreed to guarantee the obligations of the Purchaser and Rapid Success respectively under the STDM Agreement; and authorize the Directors [or a duly authorised Committee thereof] to take all such steps to implement the STDM Agreement and the transactions thereunder to execute all documents or deeds as they may consider necessary or appropriate in relation thereto and to make any changes, modifications, amendments, waivers, variations or extensions of such terms and conditions as they think fit

		Management	For	For

CHINA RESOURCES LAND LTD

Security	G2108Y105	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	21-Dec-2007

ISIN	KYG2108Y1052	Agenda	701425907 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the conditional sale and purchase agreement [the ‘Sale and Purchase Agreement’] dated 03 DEC 2007 entered into between Gain Ahead Group Limited [the ‘Vendor’], China Resources (Holdings) Company Limited [the ‘Guarantor’] and the Company [the ‘Purchaser’] [as specified] in relation to, among other matters, the Acquisition [as specified [the ‘Circular’] of the Company to its shareholders dated 05 DEC 2007] [as specified] and all the transactions contemplated thereby including but not limited to the allotment and issue to the Vendor [or as it may direct] of 269,090,909 ordinary shares of HKD 0.10 each in the capital of the Company at the issue price of HKD 16.83 each credited as fully paid up and ranking pari passu with the existing issued shares of the Company [the ‘Consideration Shares’] to the Vendor [or as it may direct] pursuant to the Sale and Purchase Agreement; and authorize the Directors to sign, execute, perfect and deliver all such documents and deeds, and do all such actions which are in their opinion necessary, appropriate, desirable or expedient for the implementation and completion of the Sale and Purchase Agreement, the allotment and issue of the Consideration Shares to the Vendor [or as it may direct], all other transactions contemplated under or incidental to the Sale and Purchase Agreement and all other matters incidental thereto or in connection therewith and to agree to the variation and waiver of any of the matters relating thereto that are, in the opinion of the Directors, appropriate, desirable or expedient in the context of the Acquisition and are in the best interests of the Company

		Management	For	For

2.

Approve and ratify the continuing connected transactions, as specified [the ‘Circular’] of the Company to its shareholders dated 05 DEC 2007, the Construction Caps and the Decoration Caps as specified and authorize any one Director of the Company or any other person authorized by the Board of Directors of the Company from time to time for and on behalf of the Company to execute all such other documents and agreements and do such acts or things as he or she may in his or her absolute discretion consider to be necessary, desirable, appropriate or expedient to implement or give effect to the continuing connected transactions and all the matters incidental to, ancillary to or in connection with the Continuing Connected Transactions

		Management	For	For

CHINA OVERSEAS LAND & INVESTMENT LTD

Security	Y15004107	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	27-Dec-2007

ISIN	HK0688002218	Agenda	701423105 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve and ratify the shareholders Agreement [as specified], and the transactions contemplated thereunder and implementation thereof; and authorize any one Director of the Company and on behalf of the Company to execute all such documents, instruments and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated in the shareholders’ Agreement and the transactions contemplated thereunder including the affixing of Common Seal thereon

		Management	For	For

CHAMPION REAL ESTATE INVESTMENT TRUST

Security	Y1292D109	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	04-Feb-2008

ISIN	HK2778034606	Agenda	701444173 - Management

Item	Proposal	Type	Vote	For/Against Management

S.1

Amend, pursuant to Clause 15.2.3 of the trust deed constituting Champion REIT dated 26 APR 2006 [as supplemented by a first supplemental deed dated 05 DEC 2006] [the ‘Trust Deed’] entered into between Eagle Asset Management [CP] Limited, as the Manager [the ‘REIT Manager’] of Champion REIT, and HSBC Institutional Trust Services [Asia] Limited, as Trustee of Champion REIT [the ‘Trustee’], the investment strategy of Champion REIT so as not to contain any geographical restrictions; and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each, to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in sub-paragraph [a] of this Resolution

		Management	For	For

S.2

Amend, pursuant to Clause 31.1 of the Trust Deed, Clause 7.1.6(iii) of the Trust Deed by deleting the words ‘For the purposes of this Clause 7.1.6, and Clauses 7.2.2 and 7.2.3:’ and replacing the same by For the purposes of Clauses 7.1.6, 7.1.7, 7.2.2 and 7.2.3; pursuant to Clause 31.1 of the Trust Deed, Clause 7.1.7 of the Trust Deed to be deleted in its entirety and replaced with the text as specified; pursuant to Clause 31.1 of the Trust Deed, Clause 1.1 of the Trust Deed by inserting the specified definition of ‘Excluded Associate’ immediately after the definition of ‘Duties and Charges’; and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each, to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the above amendments in relation to Clauses 1.1, 7.1.6(iii) and 7.1.7 of the Trust Deed

		Management	For	For

S.3

Amend, pursuant to Clause 31.1 of the Trust Deed, Clause 7.2.2 of the Trust Deed to be deleted in its entirety and replaced with the text as specified; and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each, to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the above amendment in relation to Clause 7.2.2 of the Trust Deed

		Management	For	For

S.4

Amend, pursuant to Clause 31.1 of the Trust Deed, Clause 7.2.3 of the Trust Deed to be amended by inserting the specified new paragraph immediately after Clause 7.2.3(b) of the Trust Deed; and authorize the REIT Manager, any Director of the REIT Manager and the Trustee, to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the above amendment in relation to Clause 7.2.3 of the Trust Deed

		Management	For	For

S.5

Amend, pursuant to Clause 31.1 of the Trust Deed, Clause 2.4.6 of the Trust Deed to be amended by adding the words ‘and all other fees, costs and expenses [including costs and expenses incurred in respect of roadshows, press conferences, luncheons, presentations, and other public relations-related fees, costs or expenses and fees for public relations consultants and Unit/Convertible Instrument issuance-related expenses] in connection with any offering or issue of Units or Convertible Instruments’ after the words ‘under Clause 7’; pursuant to Clause 31.1 of the Trust Deed, Clause 2.4.13 of the Trust Deed to be deleted in its entirety and replaced with the text as specified; and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each, to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the above amendments in relation to Clauses 2.4.6 and 2.4.13 of the Trust Deed

	Management	For	For

S.6

Amend, pursuant to Clause 31.1 of the Trust Deed, Clause 20.6.1 of the Trust Deed to be amended by deleting the sentence ‘The Manager shall also arrange for the Auditors to review and check its calculation under this Clause 20 of the Distribution Entitlement of each Holder in respect of each Distribution Period and to issue a confirmation letter to the Trustee’ and replacing such sentence with ‘The Manager shall also arrange for the Auditors to review and check the calculation of the distribution entitlement of each Holder in respect of each distribution period and to issue a confirmation letter regarding such review and verification to the Manager, who will then provide a copy of such confirmation letter to the Trustee’; and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each, to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the above amendment in relation to Clause 20.6.1 of the Trust Deed

	Management	For	For

S.7

Amend, pursuant to Clause 31.1 of the Trust Deed, Clause 6.5.2 of the Trust Deed by adding the words ‘or by such other publication method as may be required or permitted by the Code or the SFC from time to time’ after the words ‘such notice may be given by way of public advertisement in at least 1 English language newspaper in Hong Kong and 1 Chinese language newspaper in Hong Kong’; pursuant to Clause 31.1 of the Trust Deed, Clause 24.3 of the Trust Deed to be amended by inserting the specified new paragraph immediately after Clause 24.3.4; and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each, to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the above amendments in relation to Clauses 6.5.2 and 24.3 of the Trust Deed

	Management	For	For

S.8

Amend, pursuant to Clause 31.1 of the Trust Deed, Clause 6.5.2 of the Trust Deed by replacing the words ‘The Registrar’ with the words ‘The Manager’ immediately before the words ‘shall give not less than 14 days’ prior notice to the SEHK and the Holders in the event that the Register is closed during any Business Day’; pursuant to Clause 31.1 of the Trust Deed, Clause 15.6.1(iii) of the Trust Deed to be amended by replacing the words ‘Clause 8’ with the words ‘Clause 18’ at end of the said clause; pursuant to Clause 31.1 of the Trust Deed, Clause 24.6 of the Trust Deed to be deleted in its entirety and replaced with the text as specified; and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each, to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the above amendments in relation to Clauses 6.5.2,15.6.1(iii) and 24.6 of the Trust Deed

	Management	For	For

KERRY PROPERTIES LTD

Security	G52440107	Meeting Type	Special General Meeting

Ticker Symbol		Meeting Date	21-Feb-2008

ISIN	BMG524401079	Agenda	701453398 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve and ratify the Framework Reorganization Agreement as amended by the Amendment Agreement [as specified] and the transaction contemplated thereunder; and authorize the Board to take all such actions as it considers necessary or desirable to implement and give effect to the Framework Reorganization Agreement as amended by the Amendment Agreement and the transactions contemplated thereunder

		Management	For	For

ALLGREEN PROPERTIES LTD, SINGAPORE

Security	Y00398100	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	25-Feb-2008

ISIN	SG1G61871305	Agenda	701454340 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Authorize the Company, either directly or indirectly through its Affiliate, to participate in the following joint ventures: a) Kerry Development [Chengdu] Limited; b) Wealthy Plaza Development [Chengdu] Limited; c) Lucky Billion Development [Qinhuangdao] Company Limited; d) Sky Fair Development [Qinhuangdao] Company Limited; and e) Kerry [Shenyang] Real Estate Development Company Limited, in accordance with the terms and conditions of the Framework Reorganization Agreement [as amended by the Amendment Agreement] entered into between Kerry Properties Limited, Kerry Holdings Limited and the Company [as may be further amended, modified, varied or supplemented as the parties thereto may hereafter deem fit]

		Management	For	For

2.

Authorize the Directors of the Company to take all necessary steps and to negotiate, finalize and enter into all transactions, arrangements and agreements and to execute all such documents [including but not Limited to the execution of the relevant Shareholders Agreement and Articles of Association for the respective Project Company, application forms and transfers] with full and discretionary powers to make or assent to any modifications or amendments thereto in any manner they may deem necessary, expedient, incidental or in the interests of the Company and/or its subsidiaries for the purposes of giving effect to the Resolution No. 1 joint ventures and the transactions contemplated thereunder

		Management	For	For

S P SETIA BHD

Security	Y8132G101	Meeting Type	Ordinary General Meeting

Ticker Symbol		Meeting Date	27-Feb-2008

ISIN	MYL8664OO004	Agenda	701454439 - Management

Item	Proposal	Type	Vote	For/Against Management

	PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.	Non-Voting

1.	Receive and adopt the audited financial statements of the Company for the FYE 31 OCT 2007 together with the reports of the Directors and Auditors thereon	Management	For	For

2.	Declare a final dividend of 15 sen less 26% tax in respect of the FYE 31 OCT 2007	Management	For	For

3.	Re-elect Mr. Tan Sri Abdul Rashid bin Abdul Manaf as a Director, who retire in accordance with Article 93 of the Company’s Articles of Association	Management	For	For

4.	Re-elect Mr. Datuk Ismail bin Adam as a Director, who retire in accordance with Article 93 of the Company’s Articles of Association	Management	For	For

5.	Re-elect Mr. Yap Kok Weng as a Director, who retire in accordance with Article 93 of the Company’s Articles of Association	Management	For	For

6.	Re-elect Mr. Chang Khim Wah as a Director, who retire in accordance with Article 98 of the Company’s Articles of Association	Management	For	For

7.	Re-elect Mr. Teow Leong Seng as a Director, who retire in accordance with Article 98 of the Company’s Articles of Association	Management	For	For

8.	Re-appoint Moores Rowland as the Auditors for the ensuing year and authorize the Board of Directors to fix their remuneration	Management	For	For

9.

Authorize the Company, subject to the Listing Requirements of Bursa Malaysia Securities Berhad, and its subsidiaries [S P Setia Group] to enter into and give effect to specified recurrent related party transactions of a revenue or trading nature of the Group with specified classes of Related Parties as defined in the Listing Requirements of Bursa Malaysia Securities Berhad and as specified in Section 2.13 (A) to (C) which are necessary for the day to day operations in the ordinary course of business and are carried out at arms’ length basis on normal commercial terms of the S P Setia Group on terms not more favorable to the Related Parties than those generally available to the public and are not detrimental to minority shareholders of the Company; [Authority expires until the conclusion of the next AGM of the Company; or the expiration period within which the next AGM after the date it is required to be held pursuant to Section 143(1) of the Companies Act 1965 [Act]] [but shall not extend to such extension as may be allowed pursuant to Section 143(2) of the Act]; and authorize the Directors of the Company to complete and do all such acts and things as they may consider necessary or expedient in the best interest of the Company [including executing all such documents as may be required] to give effect to the transactions contemplated and/or authorize by this resolution

		Management	For	For

10.

Authorize the Company, subject always to the Listing Requirements of Bursa Malaysia Securities Berhad, and its subsidiaries [S P Setia Group] to enter into and give effect to specified recurrent related party transactions of a revenue or trading nature of the Group with specified classes of Related Parties as defined in the Listing Requirements of Bursa Malaysia Securities Berhad and as specified 2008 which are necessary for the day to day operations in the ordinary course of business and are carried out at arms’ length basis on normal commercial terms of the S P Setia Group on terms not more favorable to the related parties than those generally available to the public and are not detrimental to minority shareholders of the Company; [Authority expires until the conclusion of the next AGM of the Company; or the expiration period within which the next AGM after the date it is required to be held pursuant to Section 143(1) of the Companies Act, 1965 [Act] [but shall not extend to such extension as may be allowed pursuant to Section 143(2) of the Act]; and authorize the Directors of the Company to complete and do all such acts and things as they may consider necessary or expedient in the best interest of the Company[including executing all such documents as may be required] to give effect to the transactions contemplated and/or authorize by this resolution

		Management	For	For

S.11	Amend the Articles of Association of the Company as specified	Management	For	For

	Transact any other business	Non-Voting

CHAMPION REAL ESTATE INVESTMENT TRUST

Security	Y1292D109	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	06-Mar-2008

ISIN	HK2778034606	Agenda	701463945 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve: the acquisition [and the consummation of the transactions contemplated by the Purchase Agreements, including the repayment of the existing LP facility] as specified and on the terms and conditions set out in each Purchase Agreement; the entering into, and performance, by the Purchaser of each of the Purchase Agreements; pursuant to the Purchase Agreements, the entering into at completion, and performance, by the purchaser of the Deed of Undertaking and Indemnity; pursuant to the Purchase Agreements, the entering into at completion, and performance, by the Purchaser of the Deeds of Tax Covenant; pursuant to the Purchase Agreements, the entering into at completion, and performance, by the REIT Manager and the Property Manager of the Deed of ratification and accession; the issue of such number of new Consideration Units to the GE holder as may be determined in accordance with the Renaissance Purchase Agreement [up to an aggregate issue amount of the Consideration Units to be issued to the GE holder of HKD 4,264 million] to finance part of the total renaissance consideration at an issue price per unit that is equal to the issue price for the placement units determined in accordance with this resolution, which number shall not exceed, when taken together with the number of Placement Units to be issued and the total number of conversion units that may be issued under the 2008 Convertible Bonds [if issued on conversion of the 2008 Convertible Bonds at the initial conversion price and excluding any General Mandate Conversion Units], the authorised issue; the issue of the 2008 Convertible Bonds for aggregate gross issue proceeds of up to HKD 5,200 million, which approval shall be deemed to include an approval of: i) the actual terms and conditions of the 2008 Convertible Bonds, together with any terms and conditions which are incidental or ancillary to such terms, in each case as may be agreed between the Bond Placement Underwriter and the REIT Manager; ii) the issue of Conversion Units at an initial conversion price to be agreed between the Bond Placement Underwriter and the REIT Manager at the 2008 Convertible Bonds Placement Pricing Date, provided that the initial conversion price shall be equal to or greater than the closing price of the Units on the Hong Kong Stock Exchange at the 2008 Convertible Bonds Placement Pricing Date; iii) the issue of: 1) such number of Conversion Units upon conversion of the 2008 Convertible Bonds that, if issued at the initial conversion price and excluding the General Mandate Conversion Units, and when taken together with the number of Consideration Units and Placement Units to be issued, will not exceed the authorised issue; and 2) any Conversion Units in excess of the number of Conversion Units referred to in (1) above that, when issued upon conversion of the 2008 Convertible Bonds, would result from such conversion and issue being effected at a conversion price other than the initial conversion price following any adjustment which may apply under the terms of the 2008 Convertible Bonds; and iv) the issue of 2008 Convertible Bonds [and any Conversion Units to be issued pursuant thereto] to 1 or

		Management	For	For

more GE Entities in respect of up to 50% of the aggregate gross issue proceeds of the 2008 Convertible Bonds issued upon completion of the bond placement; the issuance of such number of new Placement Units as would be required to raise aggregate gross issue proceeds of up to HKD 4,536 million, at an issue price to be determined by agreement between the REIT Manager and the Unit Placement Underwriter prior to the commencement of the unit placement, provided that such issue price will not be at a discount of more than 20% to the average closing price of the Units on the Hong Kong Stock Exchange in the 10 trading days immediately prior to the Unit Placement Pricing Date, which number will not exceed, when taken together with the number of Consideration Units to be issued and the total number of Conversion Units that may be issued [if issued on conversion of the 2008 Convertible Bonds at the Initial Conversion Price and excluding any General Mandate Conversion Units], the authorised issue; the issue of the Subscription Units to the GE Placing Company pursuant to the Placing and Top-Up Subscription Mechanism, which approval shall also be deemed to include an approval of the actual terms and conditions of any placing and top-up subscription agreement that may be entered into between the REIT Manager, the Unit Placement Underwriter and 1 or more GE Entities [including the GE Placing Company] in respect of the Subscription Units; the entering into by the Purchaser of, and the consummation of the transactions contemplated by, the Deed of Amendment of Distribution Entitlement Waiver Deed, including the making of the payments contemplated thereunder; and the 2008 Continuing Connected Party Transactions in accordance with the terms and conditions under the relevant waiver package, in each case, as specified [each of the transactions described in this resolution, are hereinafter collectively referred to as the Transactions Requiring Approval] and authorize the REIT Manager, any Director of the REIT Manager and the Trustee severally to complete and to do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or, as the case may be, the Trustee may consider expedient or necessary or in the interest of Champion REIT, to give effect to any and all matters in relation to the Transactions Requiring Approval generally

KERRY PROPERTIES LTD

Security	G52440107	Meeting Type	Special General Meeting

Ticker Symbol		Meeting Date	22-Apr-2008

ISIN	BMG524401079	Agenda	701517724 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve and ratify the Agreements [as specified] and the transactions contemplated thereunder; and authorize the Board to take all such actions as it considers necessary or desirable to implement and give effect to the Agreements and the transactions contemplated thereunder

		Management	For	For

CITY DEVELOPMENTS LTD, SINGAPORE

Security	V23130111	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	24-Apr-2008

ISIN	SG1R89002252	Agenda	701506353 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited financial statements and the reports of the Directors and Auditors for the YE 31 DEC 2007	Management	For	For

2.

Approve to declare a final tax-exempt [1-tier] ordinary dividend of 7.5 cents per ordinary share and a special final tax-exempt [1-tier] ordinary dividend of 12.5 cents per ordinary share for the YE 31 DEC 2007 as recommended by the Directors

		Management	For	For

3.A

Approve the Directors’ Fees of SGD 308,000.00 for the YE 31 DEC 2007 [year 2006 : SGD 291,124.00] and Audit Committee Fees of SGD 47,500.00 per quarter for the period from 1 JUL 2008 to 30 JUN 2009 [period 1 JUL 2007 to 30 JUN 2008: SGD 47,500.00], with payment of the Audit Committee fees to be made in arrears at the end of each calendar quarter

		Management	For	For

3.B	Approve the additional Directors’ fees of SGD 50,000.00 for each Director for the YE 31 DEC2007	Management	For	For

4.A	Re-elect Mr. Chow Chiok Hock as a Director, who retires in accordance with the Articles of Association of the Company	Management	For	For

4.B	Re-elect Mr. Han Vo-Ta as a Director, who retires in accordance with the Articles of Association of the Company	Management	For	For

5.A	Re-appoint Mr. Chee Keng Soon as a Director, pursuant to Section 153(6) of the Companies Act, Chapter 50 of Singapore [the Companies Act], to hold office from the date of this AGM until the next AGM	Management	For	For

5.B	Re-appoint Mr. Tang See Chim as a Director, pursuant to Section 153(6) of the Companies Act, Chapter 50 of Singapore [the Companies Act], to hold office from the date of this AGM until the next AGM	Management	For	For

6.	Re-appoint Messrs. KPMG as the Auditors and authorize the Directors to fix their remuneration	Management	For	For

7.

Authorize the Directors to issue ordinary shares in the capital of the Company whether by way of rights, bonus or otherwise; and/or make or grant offers, agreements or options [collectively, ‘Instruments’] that might or would require ordinary shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into ordinary shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may, in their absolute discretion, deem fit; and [notwithstanding the authority conferred by this ordinary resolution may have ceased to be in force] issue ordinary shares in pursuance of any Instrument made or granted by the Directors while this ordinary resolution was in force; provided that: 1) the aggregate number of ordinary shares to be issued pursuant to this ordinary resolution [including ordinary shares to be issued in pursuance of Instruments made or granted pursuant to this ordinary resolution but excluding ordinary shares which may be issued pursuant to any adjustments effected under any relevant instrument], does not exceed 50% of the issued ordinary shares in the capital of the Company [as calculated in accordance with this resolution], of which the aggregate number of ordinary shares to be issued other than on a pro-rata basis to shareholders of the

		Management	For	For

Company [including ordinary shares to be issued in pursuance of Instruments made or granted pursuant to this ordinary resolution but excluding ordinary shares which may be issued pursuant to any adjustments effected under any relevant instrument] does not exceed 20% of the issued ordinary shares in the capital of the Company [as calculated in accordance with this resolution]; 2) [subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited [SGX-ST]] for the purpose of determining the aggregate number of ordinary shares that may be issued under this resolution, the percentage of issued ordinary shares shall be based on the issued ordinary shares in the capital of the Company at the time this resolution is passed, after adjusting for: i) new ordinary shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding and subsisting at the time this resolution is passed; and ii) any subsequent consolidation or subdivision of ordinary shares; 3) in exercising the authority conferred by this resolution, the Company shall comply with the provisions of the Listing Manual of the SGX- ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of Association for the time being of the Company; [Authority expires the earlier at the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held]

8.

Authorize the Directors of the Company, for the purposes of Sections 76C and 76E of the Companies Act, to purchase or otherwise acquire issued ordinary shares and/or non-redeemable convertible non-cumulative preference shares [Preference Shares] not exceeding in aggregate the prescribed limit [as hereinafter defined], at such price or prices as may be determined by the Directors of the Company from time to time up to the maximum price [as hereinafter defined], whether by way of: i) market purchases [each a Market Purchase] on the SGX-ST; and/or ii) off-market purchases [each an Off-Market Purchase] effected otherwise than on the SGX-ST in accordance with any equal access scheme(s) as may be determined or formulated by the Directors of the Company as they may, in their absolute discretion, deem fit, which schemes shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws, regulations and rules of the SGX-ST as may for the time being be applicable; [Authority expires the earlier at the date on which the next AGM of the Company is held or the date by which the next AGM of the Company is required by law to be held]; and authorize the Directors to complete and do all such acts and things [including executing such documents as may be required] as they may consider expedient or necessary to give effect to the transactions contemplated by this resolution

	Management	For	For

9.

Authorize the Directors to offer and grant options in accordance with the provisions of the City Developments Share Option Scheme 2001 [the Scheme] and to allot and issue from time to time such number of ordinary shares in the capital of the Company as may be required to be issued pursuant to the exercise of the options granted under the scheme provided that the aggregate number of new ordinary shares to be issued pursuant to the scheme not exceeding 8% of the total number of issued ordinary shares in the capital of the Company from time to time

	Management	For	For

10.

Authorize the Company, its subsidiaries and its associated companies that are not listed on the SGX-ST, or an approved exchange, over which the Company, its subsidiaries and/or its interested person(s), have control, or any of them, for the purpose of Chapter 9 of the Listing Manual of the SGX-ST, to enter into any of the transactions falling within the category of interested person transactions, particulars of which are as specified, with any party who is of the class or classes of interested persons specified, provided that such transactions are entered into in accordance with the review procedures for interested person transactions as specified; [Authority expires at the conclusion of the next AGM of the Company]; and authorize the Directors of the Company and each of them to complete and do all such acts and things [including executing all such documents as may be required] as they or he may consider expedient or necessary or in the interests of the Company to give effect to the IPT Mandate and/or this resolution

		Management	For	For

	Transact any other business	Non-Voting

SINGAPORE LAND LTD

Security	V80978113	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	25-Apr-2008

ISIN	SG1S69002321	Agenda	701521216 - Management

Item	Proposal	Type	Vote	For/Against Management

S.1	Amend the Memorandum of Association of the Company as specified and adopt the new Articles of Association of the Company as specified	Management	For	For

SINGAPORE LAND LTD

Security	V80978113	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	25-Apr-2008

ISIN	SG1S69002321	Agenda	701530479 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the Director’s report and audited financial statements for the YE 31 DEC 2007	Management	For	For

2.

Declare a final dividend of 20 cents per share tax exempt [1-tier][2006: first and final dividend of 20 % per share and a special dividend of 25 cents per share, less Singapore Income Tax at 18% for the YE 31 DEC 2007

		Management	For	For

3.	Approve the Director’s fees of SGD 315,250 for the YE 31 DEC 2007 [2006: SGD 297,314]	Management	For	For

4.A	Re-elect Mr. Antonio L. Go as a Director, who retires by rotation pursuant to Article 109 of the Company’s Articles of Association	Management	For	For

4.B	Re-elect Mr. Roberto R. Romulo as a Director, who retires by rotation pursuant to Article 109 of the Company’s Articles of Association	Management	For	For

4.C	Re-elect Mr. Alvin Yeo Khirn Hai as a Director, who retires by rotation pursuant to Article 109 of the Company’s Articles of Association	Management	For	For

5.A	Re-appoint Mr. Wee Cho Yaw as a Director, who retires under Section 153 (6) of the Companies Act, Capter 50, until the next AGM	Management	For	For

5.B	Re-appoint Mr. John Gokongwei Jr as a Director, who retires under Section 153 (6) of the Companies Act, Chapter 50, until the next AGM	Management	For	For

5.C	Re-appoint Mr. Tan Boon Teik as a Director, who retires under Section 153 (6) of the Companies Act, Chapter 50, until the next AGM	Management	For	For

5.D	Re-appoint Mr. Hwang Soo Jin as a Director, who retires under Section 153 (6) of the Companies Act, Chapter 50, until the next AGM	Management	For	For

5.E	Re-appoint Mr. Gabriel C. Singson, as a Alternate Director to Mr. Perry L. Pe, who retires under pursuant to Section 153 (6) of the Companies Act, Chapter 50, until the next AGM	Management	For	For

6.	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration	Management	For	For

7.

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 and the listing rules of the Singapore Exchange Securities Trading Limited [SGX-ST Listing Manual], to issue shares [including the issue of shares pursuant to offers, agreements or options made or granted by the Company] and convertible securities [including the making and granting of offers, agreements or options which would or which might require shares to be issued or allotted], the aggregate number of shares and convertible securities issued pursuant to this resolution to shareholders on a pro rata basis not exceeding 50% of the issued share capital of the Company, and under circumstances where Members of the Company are not given an opportunity to participate in such an issue, offer, agreement or option referred to as specified, not exceeding 20% of the issued share capital of the Company; and the percentage of issued share capital shall be calculated based on the Company’s issued share capital at the time of the passing of this resolution after adjusting for new shares arising from the conversion or exercise of convertible securities or exercising share options or vesting of share awards outstanding or substituting at the time of the passing of this resolution in compliance with Part VIII of Chapter 8 of the SGX-ST Listing Manual, and any subsequent consolidation or subdivision of shares; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by Law to be held]

		Management	For	For

8.	Transact any other business	Non-Voting

ALLGREEN PROPERTIES LTD, SINGAPORE

Security	Y00398100	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	28-Apr-2008

ISIN	SG1G61871305	Agenda	701523575 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited Accounts of the Company for the YE 31 DEC 2007 and the reports of Directors and Auditors thereon	Management	For	For

2.	Declare a Final Tax Exempt [1-Tier] Dividend of 5 cents per share for the YE 31 DEC 2007	Management	For	For

3.	Approve the payment of SGD 483,500 as Directors’ fees for the YE 31 DEC 2007 [2006 : SGD354,000]	Management	For	For

4.	Elect Mr. Goh Soo Siah as a Director, who retires pursuant to Article 94 of the Articles of Association of the Company	Management	For	For

5.	Elect Mr. Wan Fook Kong as a Director, who retires pursuant to Article 94 of the Articles of Association of the Company	Management	For	For

6.	Elect Mr. Mr. Teo Joo Kim as a Director, who retires pursuant to Article 94 of the Articles of Association of the Company	Management	For	For

7.	Re-appoint Messrs. Foo Kon Tan Grant Thornton as the Company’s Auditors and to authorize the Directors to fix their remuneration	Management	For	For

8.	Re-appoint Mr. Jimmy Seet Keong Huat as a Director of the Company to hold office until the next AGM pursuant to Section 153(6) of the Companies Act [Chapter 50] as specified	Management	For	For

9.

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act [Chapter 50] and the Listing Manual of the Singapore Exchange Securities Trading Limited, to allot and issue shares of the Company [Shares], whether by way of rights, bonus or otherwise, at any time as prescribed and for such purposes and to such persons as the Directors may in their absolute discretion deem fit provided that the aggregate number of shares to be issued pursuant to this resolution does not exceed 50% of the number of issued shares of the Company, of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company does not exceed 20% of the number of issued shares of the Company [to be calculated in such manner as may be prescribed by the Singapore Exchange Securities Trading Limited from time to time]; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held]

		Management	For	For

10.

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act (Chapter 50), to allot and issue shares in the Company to the holders of options granted by the Company under the Allgreen Share Option Scheme (the Scheme) upon the exercise of such options and in accordance with the rules of the Scheme provided always that the aggregate number of shares to be allotted and issued pursuant to the Scheme shall not exceed 15% of the total number of issued shares of the Company for the time being

		Management	For	For

	To transact any other business	Non-Voting

SC GLOBAL DEVELOPMENTS LTD, SINGAPORE

Security	Y7534Q147	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	28-Apr-2008

ISIN	SG1W16938290	Agenda	701535708 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the Directors’ report and the audited accounts for the FYE 31 DEC 2007 together with the Auditors’ report thereon	Management	For	For

2.

Declare a final dividend of 2.0 cents per ordinary share [tax- exempt] in respect of the FYE 31 DEC 2007 [2006: 6.1 cents per ordinary share [less 18% tax] comprising a fist and final dividend of 1.75 cents and a special dividend of 4.35 cents]

		Management	For	For

3.	Approve the Directors’ fees of SGD 224,500 for the FYE 31 DEC 2007 [2006: SGD 195,000]	Management	For	For

4.	Re-elect Mr. Ho Wah Onn as a Director of the Comapany, who retires under Articles 86 of the Articles of Association of the Company	Management	For	For

5.	Re-elect Mr. David Tsang Sze Hang as a Director, who retires under Articles 86 of the Articles of Association of the Company	Management	For	For

6.	Re-appoint Messrs. KPMG as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For

7.

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 and Rule 806 of the Listing Manual of the Singapore Exchange Securities Trading Limited, to allot and issue shares in the capital of the Company [whether by way of bonus, rights or otherwise] and convertible securities at any time and upon such terms and conditions and for such purposes as the Directors may in their absolute discretion deem fit provided that: the aggregate number of shares and convertible securities that may be issued shall be not more than 50% of the issued shares in the capital of the Company as calculated in accordance with sub paragraph (b) below, of which the aggregate number of shares and convertible securities to be issued other than on a pro-rata basis to existing shareholders shall be not more than 20% of the issued shares in the capital of the Company as calculated in accordance with sub paragraph (b) below; for the purpose of determining the aggregate number of shares that may be issued under this resolution, the percentage of issued shares shall be based on the total number of issued shares in the capital of the Company at the time this resolution is passed, after adjusting for: 1) new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this resolution is passed; and 2) any consolidation or subdivision of shares; [Authority expires the earlier of the conclusion of the next AGM or the date which the next AGM is required by Law to be held]

		Management	For	For

8.

Authorize the Directors of the Company to offer and grant options in accordance with the rules of the SC Global Share Option Scheme 2003 [the “Share Option Scheme”] and to issue such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options under the Share Option Scheme, provided always that the aggregate number of shares to be issued pursuant to the Share Option Scheme and the Performance Share Scheme [as defined in paragraph (iii) below] not exceeding 10% of the total number of issued shares in the capital of the Company from time to time

		Management	For	For

9.

Authorize the Directors of the Company to offer and grant awards of fully-paid shares in accordance with the provisions of the SC Global Performance Share Scheme 2003 [Performance Share Scheme] and to allot and issue from time to time such number of fully-paid shares in the capital of the Company as may be required to be issued pursuant to the vesting of the awards under the Performance Share Scheme, provided that the aggregate number of shares to be issued pursuant to the Share Option Scheme and the Performance Share Scheme shall not exceed 10% of the total number of issued shares in the capital of the Company from time to time

		Management	For	For

10.

Authorize the Directors of the Company, for the purposes of, in connection with or where contemplated by SC Global Development Ltd scrip dividend scheme to: to allot and issue from time to time, such number of shares in the capital of the Company; and/or make or grant offers, agreements or options that might or would require shares in the capital of the Company to be issued during the continuance of this authority or thereafter, at any time and upon such terms and conditions and to or with such persons as the Directors of the Company may, in their absolute discretion, deem fit; and b) issue shares in the capital of the Company in pursuance of any offer, agreement or option made or granted by the Directors of the Company while such authority was in force [notwithstanding that such issue of such shares pursuant to the offer, agreement or option may occur after the expiration of the authority contained in this Resolution]

		Management	For	For

	Transact any other business	Non-Voting

SC GLOBAL DEVELOPMENTS LTD, SINGAPORE

Security	Y7534Q147	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	28-Apr-2008

ISIN	SG1W16938290	Agenda	701539364 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Authorize the Directors of the Company, Section 76C and 76E of the Companies Act, Chapter 50 of Singapore [the Companies Act], to purchase or otherwise acquire ordinary shares in the Capital of the Company [shares] not exceeding in aggregate the maximum limit [as hereinafter defined], at such price(s) as may be determined by the Directors of the Company from time to time up to the maximum price [as hereafter defined], whether by way of: to market purchase [each a ‘Market Purchase’] on the Singapore Exchange Securities Trading Limited [SGX-ST]; and/or off market purchase(s) [each an Off-Market Purchase] effected otherwise than on the SGX-St in accordance with any equal access schemes as may be determined or formulated by the Directors of the Company as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and the Listing Manual of the SGX-ST as may for the time being be applicable, and approved generally and unconditionally [the ‘Share Buy Back Mandate’]; b) any Share that is purchased or otherwise acquired by the Company pursuant to the Share Buy Back Mandate shall, at the discretion of the Directors of the Company, either be cancelled or held in treasury and dealt with in accordance with the Companies Act and and/or any of them to complete and do all such acts and things [including executing all such documents as may be required] as they and/or he may consider expedient or necessary to give effect to this resolution; [Authority expires which is earlier the date on which the next AGM of the Company is held or is required by law to be held]; and to complete and do all such acts and things [including without limitation, to execute all such documents as may be required and to approve any amendments, alterations or modifications to any documents], as they or he may consider desirable, expedient or necessary to give effect to the transactions contemplated by this resolution

		Management	For	For

CAPITALAND LTD

Security	Y10923103	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	29-Apr-2008

ISIN	SG1J27887962	Agenda	701505868 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the Directors’ report and the audited financial statements for the YE 31 DEC 2007 and the Auditors’ report thereon	Management	For	For

2.	Declare a first and final dividend 1-tier of SGD 0.08 per share and a special 1-tier dividend of SGD 0.07 per share for the YE 31 DEC 2007	Management	For	For

3.	Approve the Directors’ fees of SGD 1,323,900 for the YE 31 DEC 2007	Management	For	For

4.1	Re-appoint Dr. Hu Tsu Tau as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore,to hold office from the date of this AGM until the next AGM	Management	For	For

4.2	Re-appoint Mr. Hsuan Owyang as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore, to hold office from the date of this AGM until the next AGM	Management	For	For

4.3	Re-appoint Mr. Lim Chin Beng as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore, to hold office from the date of this AGM until the next AGM	Management	For	For

4.4	Re-appoint Mr. Richard Edward Hale as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore, to hold office from the date of this AGM until the next AGM	Management	For	For

5.1	Re-elect Mr. Jackson Peter Tai as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	Management	For	For

5.2	Re-elect Dr. Victor Fung Kwok King as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	Management	For	For

6.	Re-appoint Messrs. KPMG as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For

7.	Transact other business	Non-Voting

8.a

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 of Singapore, to: a) i) issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise; and/or ii) make or grant offers, agreements or options [collectively, Instruments] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and b) [notwithstanding the authority conferred by this resolution may have ceased to be in force] issue shares in pursuance of any instrument made or granted by the Directors while this resolution was in force, provided that: 1) the aggregate number of shares to be issued pursuant to this resolution [including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution] does not exceed 50% of the issued shares in the capital of the Company [as calculated in accordance with this resolution], of which the aggregate number of

		Management	For	For

shares to be issued other than on a pro rata basis to shareholders of the Company [including shares to be issued in pursuance of Instruments made or granted pursuant to this resolution] does not exceed 20% of the issued shares in the capital of the Company [as calculated in accordance this resolution]; 2) [subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited [SGX-ST]] for the purpose of determining the aggregate number of shares that may be issued, the percentage of issued shares shall be based on the number of issued shares in the capital of the Company at the time this Resolution is passed, after adjusting for: i) new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this resolution is passed; and ii) any subsequent consolidation or subdivision of shares; and 3) in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force (unless such compliance has been waived by the SGX-ST) and the Articles of Association for the time being of the Company; [Authority expires the earlier at the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by Law to be held]

8.b

Authorize the Directors to: a) grant awards in accordance with the provisions of the Capita Land Performance Share Plan [Performance Share Plan] and/or the Capita Land Restricted Stock Plan [Restricted Stock Plan] and; b) allot and issue from time to time such number of shares in the Company as may be required to be issued pursuant to the exercise of options under the Capita land Share Option Plan and/or such number of fully paid shares in the Company as may be required to be issued pursuant to the vesting of awards under the Restricted Stock Plan, provided that the aggregate number of shares to be issued pursuant to the Capita land Share Plan, Performance Share Plan and Restricted Stock Option Plan shall not exceeding 15% of the total issued shares in the capital of the Company from time to time

	Management	For	For

CAPITALAND LTD

Security	Y10923103	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	29-Apr-2008

ISIN	SG1J27887962	Agenda	701505882 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Authorize the Directors of the Company, for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50 [the Companies Act], to purchase or otherwise acquire ordinary shares in the capital of the Company [Shares] not exceeding in aggregate the Maximum Limit [as specified], at such price or prices as may be determined by the Directors from time to time up to the Maximum Price [as specified], whether by way of; (i) market purchase(s) on the Singapore Exchange Securities Trading Limited [SGX-ST] and/or any other stock exchange on which the Shares may for the time being be listed and quoted [Other Exchange]; and/or (ii) off-market purchase(s) [if effected otherwise than on the SGX-ST or, as the case may be, Other Exchange] in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGXST or, as the case may be, Other Exchange as may for the time being be applicable, and approve the generally and unconditionally [the Share Purchase Mandate];[Authority expires the earlier at the conclusion of the next AGM of the Company is held or the date by which the next AGM of the Company is required by Law to be held]; in this Resolution: Average Closing Price means the average of the last dealt prices of a Share for the 5 consecutive Market Days on which the Shares are transacted on the SGX-ST or, as the case may be, Other Exchange immediately preceding the date of market purchase by the Company or, as the case may be, the date of the making of the offer pursuant to the off-market purchase, and deemed to be adjusted in accordance with the listing rules of the SGX-ST for any corporate action which occurs after the relevant 5-day period; date of the making of the offer& means the date on which the Company makes an offer for the purchase or acquisition of Shares from shareholders, stating therein the purchase price (which shall not be more than the Maximum Price) for each Share and the relevant terms of the equal access scheme for effecting the off-market purchase; Market Day means a day on which the SGX-ST is open for trading in securities; Maximum Limit& means that number of Shares representing 10% of the issued Shares as at the date of the passing of this Resolution [excluding any Shares which are held as treasury shares]; and; Maximum Price in relation to a Share to be purchased or acquired, means the purchase price [excluding brokerage, commission, applicable goods and services tax and other related expenses] which shall not exceed: (i) in the case of a market purchase of a Share, 105% of the Average Closing Price of the Shares; and (ii) in the case of an off-market purchase of a Share pursuant to an equal access scheme, 110% of the Average Closing Price of the Shares; and authorize the Directors of the Company and/or to complete and do all such acts and things [including executing such documents as may be required] as they and/or he may consider expedient or necessary to give effect to the transactions contemplated and/or authorized by this Resolution

		Management	For	For

S.2	Amend the Article 91 of the Articles of Association of the Company, as specifed	Management	For	For

YANLORD LAND GROUP LTD

Security	Y9729A101	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	29-Apr-2008

ISIN	SG1T57930854	Agenda	701534213 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the Directors’ report and the audited financial statements of the Company for the FYE 31 DEC 2007 together with the Auditors’ reports thereon	Management	For	For

2.	Declare a first and final (one-tier) tax-exempt dividend of 1.21 Singapore cents per ordinary share for the YE 31 DEC 2007	Management	For	For

3.	Approve the payment of the Directors’ fees of SGD 400,000.00 for the YE 31 DEC 2007	Management	For	For

4.A	Re-elect Mr. Zhong Sheng Jian as a Director, who retire pursuant to Article 91 of the Articles of Association (AA) of the Company	Management	For	For

4.B	Re-elect Ms. Chan Yiu Ling as a Director, who retire pursuant to Article 91 of the Articles of Association (AA) of the Company	Management	For	For

4.C	Re-elect Mr. Ronald Seah Lim Siang as a Director, who retire pursuant to Article 91 of the Articles of Association (AA) of the Company	Management	For	For

5.	Re-appoint Messrs. Deloitte & Touche as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For

6.

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 (the Act) and the Listing Manual of the Singapore Exchange Securities Trading Limited (SGX-ST), to: a) i) allot and issue shares in the capital of the Company (shares) whether by way of rights, bonus or otherwise; and/or ii) make or grant offers, agreements or options (collectively, Instruments and each, an Instrument) that might or would require shares to be issued, including but not limited to the creation and issue of (as well as adjustments to) warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may, in their absolute discretion, deem fit; and b) (notwithstanding the authority conferred by this resolution may have ceased to be in force) issue shares in pursuance of any Instrument made or granted by the Directors while this Resolution was in force, provided that: 1) the aggregate number of shares to be issued pursuant to this Resolution (including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution) does not exceed 50% of the total number of issued shares excluding treasury shares in the capital of the Company (as specified), of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company (including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution) does not exceed 20% of the total number of issued shares excluding treasury shares in the capital of the Company (as specified); 2) (subject to such manner of calculation as may be prescribed by SGX-ST) for the purpose of determining the aggregate number of shares that may be issued under sub-paragraph (1) above, the percentage of the total number of issued shares excluding treasury shares shall be based on the total number of issued shares excluding treasury shares in the capital of the Company at the time this Resolution is passed, after adjusting for: i) new shares arising from the conversion or exercise of any convertible

		Management	For	For

securities or share options on issue at the time this Resolution is passed; and ii) any subsequent bonus issue, consolidation or subdivision of shares; 3) in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing Manual of SGX-ST for the time being in force (unless such compliance has been waived by the SGX-ST) and the Articles of Association for the time being of the Company; and [Authority expires until the conclusion of the next AGM of the Company or the date by which the next AGM is required by law to be held]

7.

Authorize the Directors to: a) offer and grant options in accordance with the provisions of the Yanlord Land Group Share Option Scheme 2006 (ESOS 2006); and b) allot and issue from time to time such number of shares in the capital of the Company as may be issued pursuant to the exercise of options under the ESOS 2006, provided that the aggregate number of shares to be issued pursuant to the ESOS 2006 shall not exceed 15% of the total issued shares in the capital of the Company from time to time

		Management	For	For

	Transact any other business	Non-Voting

FILINVEST LAND INC

Security	Y24916101	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	30-Apr-2008

ISIN	PHY249161019	Agenda	701529921 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the call to order	Management	For	For

2.	Approve the certification of the notice and the quorum	Management	For	For

3.	Approve the minutes of the annual stockholders’ meeting held on 25 MAY 2007	Management	For	For

4.	Approve the presentation of the President’s report and the audited financial statements for the EY 2007	Management	For	For

5.	Ratify the Acts and Resolutions of the Board of Directors and the Management for 2007	Management	For	For

6.	Elect the Members of the Board of Directors to serve for the year 2008-2009	Management	For	For

7.	Appoint the External Auditor	Management	For	For

8.	Adjournment	Management	Abstain	Against

KERRY PROPERTIES LTD

Security	G52440107	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	06-May-2008

ISIN	BMG524401079	Agenda	701539035 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the Audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2007	Management	For	For

2.	Declare a final dividend for the YE 31 DEC 2007	Management	For	For

3.i	Re-elect Mr. Wong Siu Kong as a Director	Management	For	For

3.ii	Re-elect Mr. Ho Shut Kan as a Director	Management	For	For

3.iii	Re-elect Mr. So Hing Woh as a Director	Management	For	For

4.	Approve to fix the Directors’ fees [including the fees payable to members of the Audit and Remuneration Committees]	Management	For	For

5.	Re-appoint PricewaterhouseCoopers as the Auditor and authorize the Directors of the Company to fix its remuneration	Management	For	For

6.A

Authorize the Directors of the Company, to allot, issue and deal with additional shares in the share capital of the Company and make or grant offers, agreements, options and other rights, or issue warrants and other securities including bonds, debentures and notes convertible into shares of the Company during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing of this resolution and [if the Directors of the Company are so authorized by a separate ordinary resolution of the shareholders of the Company] the nominal amount of any share capital repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the issued share capital of the Company], otherwise than pursuant to i) a rights issue; or ii) the exercise of any option under any share option scheme or similar arrangement; or iii) any scrip dividend or similar arrangement; or iv) any adjustment, after the date of grant or issue of any options, rights to subscribe or other securities referred to the above, in the price at which shares in the Company shall be subscribed, and/or in the number of shares in the Company which shall be subscribed, on exercise of relevant rights under such options, warrants or other securities, such adjustment being made in accordance with or as contemplated by the terms of such options, rights to subscribe or other securities; or v) a specified authority granted by the shareholders of the Company in general meeting; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiry of the period within which the next AGM of the Company is required by the Bye-laws of the Company or any other applicable laws of Bermuda to be held]

		Management	For	For

6.B

Authorize the Directors of the Company to repurchase its own shares during the relevant period, on the Stock Exchange of Hong Kong Limited [the Stock Exchange] or any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose during the relevant period, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiry of the period within which the next AGM of the Company is required by the Bye-laws of the Company or any other applicable laws of Bermuda to be held]

	Management	For	For

6.C

Approve, conditional upon the passing of Resoltion No. 6B, to extend the general mandate granted to the Directors of the Company [pursuant to Resolution No. 6A or otherwise], conditional upon the passing of Resolution 6.B, to allot shares by the addition to the aggregate nominal amount of the share capital which may be allotted or agreed to be allotted by the Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital repurchased by the Company pursuant to Resolution 6.B

	Management	For	For

HONGKONG LD HLDGS LTD

Security	G4587L109	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	07-May-2008

ISIN	BMG4587L1090	Agenda	701539489 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the financial statements and the Independent Auditor’s report for the YE 31 DEC 2007 and declare a final dividend	Management	For	For

2.	Re-elect Mr. Charles Allen-Jones as a Director	Management	For	For

3.	Re-elect Mr. Jenkin Hui as a Director	Management	For	For

4.	Re-elect Mr. Henry Keswick as a Director	Management	For	For

5.	Approve to fix the Directors’ fees	Management	For	For

6.	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For

7.

Authorize the Directors, to allot or issue shares and to make and grant offers, agreements and options which would or might require shares to be allotted, issued or disposed of during or after the end of the relevant period, otherwise than pursuant to a rights issue [for the purpose of this resolution] [subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or legal or practical problems under the laws of, or the requirements of any recognized regulatory body or any stock exchange in, any territory], or upon conversion of the USD 400,000,000 2.75% guaranteed convertible bonds convertible into fully-paid shares of the Company, not exceeding USD 11.4 million, up to an aggregate nominal amount of USD 76.5 million; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which such meeting is required by law to be held]

		Management	For	For

8.

Authorize the Directors of the Company, subject to and in accordance with all applicable Laws and regulations during the relevant period [for the purposes of this resolution], to purchase its own shares and the aggregate nominal amount of shares of the Company which the Company may purchase pursuant to this resolution shall be less than 15% of the aggregate nominal amount of the existing issued share capital of the Company at the date of this meeting, and such approval shall be limited accordingly, and said the approval of this resolution shall, where permitted by applicable Laws and regulations and subject to the limitation in this Resolution, extend to permit the purchase of shares of the Company i) by subsidiaries of the Company; ii) pursuant to the terms of put warrants or financial instruments having similar effect [Put Warrants] whereby the Company can be required to purchase its own shares, provided that where Put Warrants are issued or offered pursuant to a rights issue [as specified in Resolution 7] the price which the Company may pay for shares purchased on exercise of Put Warrants shall not exceed 15% more than the average of the market quotations for the shares for a period of not more than 30 nor less than the five dealing days falling one day prior to the date of any public announcement by the Company of the proposed issue of Put Warrants; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which such meeting is required by Law to be held]

		Management	For	For

CHAMPION REAL ESTATE INVESTMENT TRUST

Security	Y1292D109	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	09-May-2008

ISIN	HK2778034606	Agenda	701544555 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the audited financial statements of Champion REIT together with Auditors’ report for the YE 31 DEC 2007	Management	For	For

2.	Approve the payment of distribution for YE 31 DEC 2007	Management	For	For

3.	Appoint the Auditors of Champion REIT and approve to fix their remuneration	Management	For	For

HYSAN DEVELOPMENT CO LTD

Security	Y38203124	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	14-May-2008

ISIN	HK0014000126	Agenda	701538691 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the statement of accounts for the YE 31 DEC 2007 together with the reports of the Directors and the Auditors thereon	Management	For	For

2.	Declare a final dividend [together with a scrip alternative] for the YE 31 DEC 2007	Management	For	For

3.i	Re-elect Mr. Peter Ting Chang Lee as the Director	Management	For	For

3.ii	Re-elect Sir David Akers-Jones as the Director	Management	For	For

3.iii	Re-elect Mr. Tom Behrens-Sorensen as the Director	Management	For	For

3.iv	Re-elect Mr. Chien Lee as the Director	Management	For	For

3.v	Re-elect Mr. Ricky Tin For Tsang as the Director	Management	For	For

3.vi	Re-elect Ms. Wendy Wen Yee Yung as the Director	Management	For	For

4.	Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditor of the Company at a fee to be agreed by the Directors	Management	For	For

5.

Authorize the Directors of the Company to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding 10% where the shares are to be allotted wholly for cash, and in any event 20% of the aggregate nominal amount of the share capital of the Company otherwise than pursuant to: i) a rights issue; or ii) the exercise of any share option scheme or similar arrangement; or iii) any scrip dividend or similar arrangement; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law]

		Management	For	For

6.

Authorize the Directors during the relevant period to purchase or otherwise acquire shares of HKD 5.00 each in the capital of the Company in accordance with all the applicable laws and the requirements of the Listing Rules, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law]

		Management	For	For

REGAL REAL ESTATE INVESTMENT TRUST

Security	Y7237M104	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	15-May-2008

ISIN	HK1881037571	Agenda	701542462 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the audited financial statements of Regal REIT together with the Auditor’s report for the period from 11 DEC 2006 [date of establishment of Regal REIT] to 31 DEC 2007	Management	For	For

2.	Approve the payment of final distribution of HKD 0.09627 per unit for the period from 01 JUL 2007 to 31 DEC 2007	Management	For	For

3.	Appoint the Auditors of Regal REIT and approve to fix their remuneration	Management	For	For

REGAL REAL ESTATE INVESTMENT TRUST

Security	Y7237M104	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	15-May-2008

ISIN	HK1881037571	Agenda	701542676 - Management

Item	Proposal	Type	Vote	For/Against Management

S.1

Approve, pursuant to Clause 10.2 of the trust deed constituting Regal REIT dated 11 Dec 2006 [as supplemented by a first supplemental deed dated 02 MAR 2007] [the Trust Deed] entered into between Regal Portfolio Management Limited, as the manager of Regal REIT [the REIT Manager], and DB Trustees [Hong Kong] Limited, as trustee of Regal REIT [the Trustee]; for the investment strategy of Regal REIT to be amended so as to expand the asset class scope and not to contain any geographical restrictions; and amend, pursuant to Clause 26 of the Trust Deed, the Clause 10.2.1 of the Trust Deed by deleting as specified; the Clause 10.2.5 of the Trust Deed to be deleted in its entirety; the Clause 1.1 of the Trust Deed by inserting the following definition of Greater China immediately after the definition of GAAP and authorize the, any Director of the REIT Manager and the Trustee to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may consider expedient or necessary or in the interests of regal REIT to give effect to the matters resolved upon in Subject to Resolution [a], [b], [c] and [d] of this Resolution

		Management	For	For

S.2

Amend, pursuant to Clause 26 of the Trust Deed, the Clause 5.1.7(iii) of the Trust Deed by deleting the words “For the purposes of this Clause 5.1.7, and Clauses 5.2.2 and 5.2.3 and replacing the same by for the purposes of Clauses 5.1.7, 5.1.8, 5.2.2. and 5.2.3; and Clause 5.1.8 as specified; Clause 1.1 of the Trust Deed by inserting the following definition of Excluded Associate immediately after the definition of Duties and Charges and authorize REIT Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Regal REIT to give effect to the matters resolved upon in of this resolution

		Management	For	For

S.3

Amend, pursuant to Clause 26 of the trust deed, the Clause 5.2.2 of the Trust Deed as specified; and authorize any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Regal REIT to give effect to the matters resolved upon in of this Resolution

		Management	For	For

S.4

Amend, pursuant to Clause 26 of the Trust Deed, pursuant the Clause[ 4.5.1.6, 4.5.1.13] as specified; and authorize any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Regal REIT to give effect to the matters resolved upon in of this Resolution

	Management	For	For

S.5

Amend, pursuant to Clause 26 of the Trust Deed, the Clause [5.1.11,4.5.1.38,17.14.2(xii)] as specified, and authorize any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Regal REIT to give effect to the matters resolved upon in of this Resolution

	Management	For	For

S.6

Amend, pursuant to Clause 26 of the trust deed, the clause 11.6.1 as specified, and authorize any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Regal REIT to give effect to the matters resolved upon in of this Resolution

	Management	For	For

S.7

Amend, pursuant to Clause 26 of the trust deed, the clause [1.1,10.2.1,10.5.1,1.11] as specified, and authorize any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Regal REIT to give effect to the matters resolved upon in of this resolution

	Management	For	For

8.

Approve, subject to the [Circular to Management Companies of SFC- authorized Real Estate Investment Trusts] issued on 31 JAN, 2008 by the Securities and Futures Commission of Hong Kong [the SFC], and, the exercise by the REIT Manager during the Relevant Period [as defined herein] of all powers of the REIT Manager to purchase units [each a Unit] in Regal REIT on behalf of Regal REIT on The Stock Exchange of Hong Kong Limited [the SEHK], subject to and in accordance with the Trust Deed [as may be amended from time to time], the REIT Code, the guidelines issued by the SFC from time to time, applicable rules and regulations, and the laws of Hong Kong, be and the same is hereby generally and unconditionally approved; (b) the aggregate number of Units which may be purchased or agreed to be purchased by the REIT Manager pursuant to the approval in paragraph (a) during the Relevant Period shall not exceed 10 % of the aggregate number of issued Units as at the date of the passing of this resolution and the authority pursuant this resolution shall be limited accordingly; and [Authority expires the conclusion of the next AGM of the passing of this Resolution]

	Management	For	For

SPG LAND (HOLDINGS) LTD

Security	G8350R102	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	23-May-2008

ISIN	KYG8350R1020	Agenda	701562971 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited consolidated financial statements of the Company and its subsidiaries and the reports of the Directors and the Auditors for the YE 31 DEC 2007	Management	For	For

2.a	Re-elect Ms. Wang Xuling as an Executive Director	Management	For	For

2.b	Re-elect Mr. Tam Lai Ling as an Executive Director	Management	For	For

2.c	Re-elect Mr. Lai Kin, Jerome as an Executive Director	Management	For	For

2.d	Re-elect Mr. Jiang Simon X. as a Independent Non-Executive Director	Management	For	For

2.e	Re-elect Mr. Kwan Kai Cheong as a Independent Non-Executive Director	Management	For	For

3.

Approve to determine the fees for all the Independent Non-executive Directors of the Company be fixed at HKD 276,000 for the ensuing year ending 31 DEC 2008 and each subsequent financial year until the Company in general meeting otherwise determines

		Management	For	For

4.	Declare a final dividend for the YE 31 DEC 2007	Management	For	For

5.	Re-appoint KPMG as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For

6.A

Authorize the Directors of the Company to allot, issue and deal with additional shares in the capital of the Company or securities convertible into such shares or warrants or similar rights to subscribe for any shares in the Company and to make or grant offers, agreements and options, during and after the relevant period, the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company, otherwise than pursuant to the shares of the Company issued as a result of a rights issue or pursuant to the exercise of options under the Pre-IPO Share Option Scheme or the share option scheme or any other similar option scheme for the time being adopted, or any scrip dividend or similar arrangement providing for the allotment of shares of the Company in lieu of the whole or part of the dividend on the shares of the Company in accordance with the Company’s Articles of Association, shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this resolution and the said approval shall be limited accordingly for the purposes of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable Laws of the Cayman Islands to be held]

		Management	For	For

6.B

Authorize the Directors of the Company to repurchase its own shares, during the relevant period, on the Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other stock exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission and subject to and in accordance with all applicable Laws and requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other stock exchange on which the securities of the Company may be listed as amended from time to time, the aggregate nominal amount of shares of the Company to be repurchased by the Company pursuant to the relevant period shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue on the date of passing of this resolution and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable Laws of the Cayman Islands to be held]

	Management	For	For

6.C

Approve, conditional upon Resolutions 5.A and 5.B, the aggregate nominal amount of shares in the capital of the Company which are repurchased by the Company under the authority granted to the Directors as mentioned in Resolution 5B shall be added to the aggregate nominal amount of share capital that may be allotted or agreed by the Directors of the Company pursuant to Resolution 5.A, provided that the amount of share capital repurchased by the Company shall not exceed 10% of the total nominal amount of the share capital of the Company in issue on the date of this resolution

	Management	For	For

THE WHARF (HOLDINGS) LTD

Security	Y9551M108	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	27-May-2008

ISIN	HK0004000045	Agenda	701561602 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2007	Management	For	For

2.	Declare a final dividend for YE 31 DEC 2007	Management	For	For

3.A	Re-elect Mr. Paul M. P. Chan, a retiring Director, as a Director	Management	For	For

3.B	Re-elect Professor Edward K. Y. Chen, a retiring Director, as a Director	Management	For	For

3.C	Re-elect Dr. Raymond K. F. Ch’ien, a retiring Director, as a Director	Management	For	For

3.D	Re-elect Honorable Vincent K. Fang, a retiring Director, as a Director	Management	For	For

4.	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For

5.

Approve, with retroactive effect from 01 JAN 2007, an increase in the rate of fee payable to the Chairman of the Company from HKD 90,000 per annum to HKD 100,000 per annum, an increase in the rate of fee payable to each of the other Directors of the Company from HKD 50,000 per annum to HKD 60,000 per annum, and an increase in the rate of fee payable to each of those Directors of the Company who from time to time are also Members of the Audit Committee of the Company from HKD 15,000 per annum to HKD 20,000 per annum

		Management	For	For

6.

Authorize the Directors of the Company to repurchase shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission under the Hong Kong Code on share repurchases for such purposes, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law]

		Management	For	For

7.

Authorize the Directors to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements, options and warrants during and after the relevant period, not exceeding the aggregate of a) 20% of the aggregate nominal amount of the issued share capital of the Company; plus b) the nominal amount of share capital repurchased [up to 10% of the aggregate nominal amount of the issued share capital], otherwise than pursuant to i) a rights issue; or ii) any share option scheme or similar arrangement; or iii) any scrip dividend or similar arrangement; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law]

		Management	For	For

8.

Approve to extend the general mandate granted to the Directors of the Company to allot, issue and deal with any additional shares of the Company pursuant to Resolution 7, by an amount representing the aggregate nominal amount of the share capital repurchased by the Company pursuant to Resolution 6, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution

		Management	For	For

CHINA RESOURCES LAND LTD

Security	G2108Y105	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	30-May-2008

ISIN	KYG2108Y1052	Agenda	701558302 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2007	Management	For	For

2.	Declare a final dividend	Management	For	For

3.1	Re-elect Mr. Song Lin as a Director	Management	For	For

3.2	Re-elect Mr. Jiang Wei as a Director	Management	For	For

3.3	Re-elect Mr. Liu Yan Jie as a Director	Management	For	For

3.4	Re-elect Mr. Li Fuzuo as a Director	Management	For	For

3.5	Re-elect Mr. Du Wenmin as a Director	Management	For	For

3.6	Re-elect Mr. Wang Shi as a Director	Management	For	For

3.7	Approve to fix the remuneration of the Directors	Management	For	For

4.	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For

5.

Authorize the Directors of the Company, subject to this resolution, to repurchase shares of HKD 0.10 each in the capital of the Company on the Stock Exchange of Hong Kong Limited or on any other Stock Exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other Stock Exchange as amended from time to time, generally and unconditionally; the aggregate nominal amount of shares of the Company which the Directors of the Company are authorized to repurchase pursuant to this resolution shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of this resolution and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]

		Management	For	For

6.

Authorize the Directors of the Company, subject to this resolution, to allot, issue and deal with additional shares of HKD 0.10 each in the capital of the Company and to make or grant offers, agreements and options [including bonds, warrants and debentures convertible into shares of the Company] which would or might require the exercise of such power be and generally and unconditionally to make or grant offers, agreements and options [including bonds, warrants and debentures convertible into shares of the Company] which would or might require the exercise of such power after the end of the relevant period; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] and issued by the Directors of the Company pursuant to this resolution, otherwise than i) a rights issue; ii) an issue of shares under any Option Scheme or similar arrangement for the time being adopted for the grant or issue of shares or rights to

		Management	For	For

acquire shares of the Company; iii) an issue of shares upon the exercise of the subscription or conversion rights under the terms of any warrants or any securities of the Company which are convertible into shares of the Company; or iv) an issue of shares as scrip dividends pursuant to the Articles of Association of the Company from time to time, shall not exceed 20% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]

7.

Authorize the Directors of the Company, subject to the passing of the Resolution Nos. 5 and 6 as specified in this meeting, to allot, issue and deal with additional shares pursuant to Resolution No. 6 as specified in this meeting be and is hereby extended by the addition thereto of an amount representing the aggregate nominal amount of shares in the capital of the Company repurchased by the Company under the authority granted pursuant to Resolution No. 5 as specified in this meeting, provided that such amount of shares so repurchased shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of the said resolution

	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. GUANGZHOU R&F PROPERTIES COMPANY LTD, GUANGZHOU

Non-Voting

GUANGZHOU R&F PROPERTIES COMPANY LTD, GUANGZHOU

Security	Y2933F115	Meeting Type	Class Meeting

Ticker Symbol		Meeting Date	30-May-2008

ISIN	CNE100000569	Agenda	701541410 - Management

Item	Proposal	Type	Vote	For/Against Management

S.1

Approve the proposed A Share issue by the holders of H shares in the H shareholders class meeting held on 18 JUN 2007 which is effective until 18 JUN 2008 be extended for a period of 12 months from the date of passing of this resolution

		Management	For	For

GUANGZHOU R&F PROPERTIES COMPANY LTD, GUANGZHOU

Security	Y2933F115	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	30-May-2008

ISIN	CNE100000569	Agenda	701546989 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the report of the Board of Directors [the Board] of the Company for the YE 31 DEC 2007	Management	For	For

2.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2007	Management	For	For

3.	Approve the audited financial statements and the report of the auditors for the YE 31 DEC 2007	Management	For	For

4.	Declare a final dividend for the YE 31 DEC 2007 of RMB 0.25 per share	Management	For	For

5.	Re-appoint PricewaterhouseCoopers as the auditors of the Company, and authorize the Board to fix the remuneration of the auditors	Management	For	For

6.	Authorize the Board to decide on matters relating to the payment of interim dividend for the 6 months ended 30 JUN 2008	Management	For	For

7.A	Re-appoint Ms. Li Helen, as the Company’s Non-Executive Director and authorize the Board to fix the remuneration of the Director	Management	For	For

7.B	Re-appoint Mr. Huang Kaiwen, as the Company’s Independent Non-Executive Director and authorize the Board to fix the remuneration of the Director	Management	For	For

7.C	Re-appoint Mr. Dai Feng, as the Company’s Independent Non- Executive Director and authorize the Board to fix the remuneration of the Director	Management	For	For

7.D	Re-appoint Mr. Lai Ming, Joseph, as the Company’s Independent Non-Executive Director and authorize the Board to fix the remuneration of the Director	Management	For	For

8.A

Approve and ratify the land acquisition, according to Clause 3.8(1) Chapter 2 of the rules and regulation of the Board meeting of the Company, Tianjin Mei Jiang Wan Site: the Company entered into a sale and purchase agreement on 30 JUN 2007 to acquire a land situated in Hexi District, Tianjin; the total site area is approximately 929,380 sq.m. and the total GFA of approximately 1,574,700 sq.m. which consists of approximately 1,436,400 sq.m. for residential areas; the total purchase price amounted to RMB 4.88 billion

		Management	For	For

8.B

Approve and ratify the land acquisition, according to Clause 3.8(1) Chapter 2 of the rules and regulation of the Board meeting of the Company, Foshan Yu He Road Site: the Company acquired a plot of land in Foshan through listing on 19 SEP 2007, the total site area is 643,000 sq.m with a total GFA of approximately 2,167,000 sq.m, consisting of approximately 557,000 sq.m and 1,610,000 sq.m residential and commercial areas respectively; the total land cost amounted to RMB 4.71 billion

		Management	For	For

9.A

Authorize the Board, depending on operation requirements, to provide guarantee to the Company’s subsidiaries, subject to the relevant provisions of the Articles of Association of the Company and under the following circumstances, up to an amount of RMB25 billion in aggregate: Approve the total external guarantees [including guarantees to subsidiaries] of the Company and its subsidiaries exceed 50% of the latest audited net assets value [Authority is given for 1 year or at the end of 2008 AGM]

	Management	For	For

9.B

Authorize the Board, depending on operation requirements, to provide guarantee to the Company’s subsidiaries, subject to the relevant provisions of the Articles of Association of the Company and under the following circumstances, up to an amount of RMB25 billion in aggregate: approve the, total external guarantees [including guarantees to subsidiaries] exceed 30% of the latest audited total assets value [Authority is given for 1 year or at the end of 2008 AGM

	Management	For	For

9.C

Authorize the Board, depending on operation requirements, to provide guarantee to the Company’s subsidiaries, subject to the relevant provisions of the Articles of Association of the Company and under the following circumstances, up to an amount of RMB25 billion in aggregate; approve, the gearing ratio of the subsidiary for which guarantee is to be provided is over 70% [Authority is for 1 year or at the end of 2008 AGM]

	Management	For	For

9.D

Authorize the Board, depending on operation requirements, to provide guarantee to the Company’s subsidiaries, subject to the relevant provisions of the Articles of Association of the Company and under the following circumstances, up to an amount of RMB 25 billion in aggregate: approve, the guarantee to be provided to a subsidiary exceed 10% of the Company’s latest audited net assets value [Authority is for 1 year or at the end of 2008 AGM]

	Management	For	For

S.10

Approve the proposed A shares issue by the shareholders in the extraordinary general meeting held on 18 JUN 2007 which is effective until 18 JUN 2008 be extended for one year from date of passing of this special resolution

	Management	For	For

S.11

Authorize the Board to issue, allot and deal in additional shares in the capital of the Company, whether Domestic Shares or H Shares, and to enter into offers and agreements or to grant options in respect thereof, subject to the following conditions: (a) such mandate shall not extend beyond the Relevant Period save that the Board may during the Relevant Period enter into offers and agreements or to grant options which may require the exercise of such powers after the end of the Relevant Period; (b) the aggregate nominal amount of shares, whether Domestic Shares or H Shares, issued, allotted and dealt with by the Board pursuant to such mandate shall not exceed (i) 20% of the aggregate nominal amount of Domestic Shares in issue and (ii) 20% of the aggregate nominal amount of H Shares in issue; in each case at the date of this resolution; and (c) the Board shall only exercise its power under such mandate in accordance with the Company Law of the People’s Republic of China [PRC] and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [the Stock Exchange] as amended from time to time [the Listing Rules] and only if all necessary approvals from the China Securities Regulatory Commission and or other relevant PRC authorities are obtained; Authorize the Board to: (a) approve, execute and do or procure to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the issue of new shares, including without limitation, the class and number of shares to be issued, the issue price, the period of issue and the number of new shares to be issued to existing shareholders, if

	Management	For	For

any; (b) to determine the use of proceeds and to make all necessary filings and registrations with the relevant PRC, Hong Kong and other authorities; and (c) to increase the registered capital of the Company in accordance with the actual increase of capital by issuing shares pursuant to sub-paragraph (1) of this resolution, to register the increase of the registered capital of the Company with the relevant authorities in the PRC and to make such amendments to the Articles of Association of the Company [the Articles of Association] as the Board thinks fit so as to reflect the increase in the registered capital of the Company; Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the 12-month period after the passing of this resolution or the date on which the authority set out in this resolution is revoked or varied by a special resolution of the shareholders of the Company passed at a general meeting

AGILE PPTY HLDGS LTD

Security	G01198103	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	05-Jun-2008

ISIN	KYG011981035	Agenda	701568187 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the audited financial statements for the YE 31 DEC 2007 together with the Directors’ report and the Auditors’ report thereon	Management	For	For

2.i	Re-elect Mr. Chan Cheuk Yin as a Director	Management	For	For

2.ii	Re-elect Mr. Chan Cheuk Hei as a Director	Management	For	For

2.iii	Re-elect Mr. Kwong Che Keung, Gordon as a Director	Management	For	For

2.iv	Authorize the Remuneration Committee to fix the remuneration of the Executive Directors	Management	For	For

3.

Approve the remuneration of HKD 288,750 to be paid to each of the Non-Executive Directors of the Company for the YE 31 DEC 2008, provided that such remuneration will be paid in proportion to the period of service in the case of a Director who has not served a complete year

		Management	For	For

4.	Declare a final dividend for the YE 31 DEC 2007	Management	For	For

5.	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For

6.A

Authorize the Directors of the Company during the relevant period, to repurchase shares of the Company on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other stock exchange as amended from time to time, not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing of this Resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws to be held]

		Management	For	For

6.B

Authorize the Directors of the Company, to allot, issue and deal with additional shares in the capital of the Company and to make and grant offers, agreements and options [including warrants, bonds, debentures, notes and other securities which carry rights to subscribe for or are convertible into shares of the Company], during and after the end of relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company, otherwise than pursuant to: i) a rights issue; or ii) an issue of shares upon the exercise of subscription rights under any option scheme or similar arrangement for the time being adopted for the grant or issue to the grantees as specified in such scheme or similar arrangement of shares or rights to acquire shares of the Company; or iii) any issue of shares pursuant to the exercise of rights of subscription or conversion under the terms of any existing warrants, bonds, debentures, notes and other securities of the Company which carry rights to subscribe for or are convertible into shares of the Company; or iv) an issue of shares pursuant to any scrip dividend or similar arrangement providing for the allotment of

		Management	For	For

shares in lieu of the whole or part of the dividend on shares of the Company in accordance with the Articles of Association of the Company; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws to be held]

6.C

Approve, subject to the passing of Resolutions 6.A and 6.B, to extend the aggregate nominal amount of share capital that may be allotted or agreed conditionally or unconditionally to the Directors of the Company, pursuant to Resolution 6.B by addition thereto of an amount representing the aggregate nominal amount of shares of the Company repurchased or otherwise acquire by the Company pursuant Resolution 6.A, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company as at the passing of this resolution

		Management	For	For

	Transact any other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF NON-NUMBERED AND NON-VOT-ABLE RESOLUTION. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

KWG PROPERTY HOLDING LTD

Security	G53224104	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	06-Jun-2008

ISIN	KYG532241042	Agenda	701584282 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the audited consolidated financial statements and the report of the Directors and the Independent Auditor’s report of the Company for the YE 31 DEC 2007	Management	For	For

2.	Declare a final dividend of RMB 15 cents per share	Management	For	For

3.A	Re-elect Mr. Kong Jian Nan as a Director	Management	For	For

3.B	Re-elect Mr. Li Jian Ming as a Director	Management	For	For

3.C	Re-elect Mr. Tsui Kam Tim as a Director	Management	For	For

3.D	Authorize the Doard of Directors of the Company to fix the Directors’ fee	Management	For	For

4.	Re-appoint Ernst and Young as Auditors of the Company and authorize the Board of Directors to fix their remuneration	Management	For	For

5.

Authorize the Directors to allot, issue and deal with unissued shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to a) a rights issue; or b) an issue of shares upon the exercise of options which may be granted under any share option scheme or under any option scheme or similar arrangement for the time being adopted for the grant or issue to officers and/or employees of the Company and/or any of its subsidiaries or any other person of shares or rights to acquire shares of the Company; or c) any scrip dividend or similar arrangement; or d) a specific authority granted by the shareholders of the Company in the general meeting; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws of the Cayman Islands to be held]

		Management	For	For

6.

Authorize the Directors of the Company to repurchase shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission under the Hong Kong Code on share repurchases for such purposes, subject to and in accordance with all applicable laws and regulations, at such price as the Directors may at their discretion determine in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws of the Cayman Islands to be held]

		Management	For	For

7.

Approve, conditional upon the passing of Resolutions 5 and 6, to extend the general mandate granted to the Directors to allot, issue and deal with the shares pursuant to Resolution 5, by an amount representing the aggregate nominal amount of the share capital repurchased pursuant to Resolution 6, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution

		Management	For	For

CHINA OVERSEAS LAND & INVESTMENT LTD

Security	Y15004107	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	12-Jun-2008

ISIN	HK0688002218	Agenda	701560030 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2007	Management	For	For

2.A	Re-elect Mr. Hao Jian Min as a Director	Management	For	For

2.B	Re-elect Mr. Wu Jianbin as a Director	Management	For	For

2.C	Re-elect Mr. Lam Kwong Siu as a Director	Management	For	For

2.D	Re-elect Dr. Wong Ying Ho, Kennedy as a Director	Management	For	For

3.	Authorize the Board to fix the remuneration of the Directors	Management	For	For

4.	Declare a final dividend for the YE 31 DEC 2007 of HKD 7 cents per share	Management	For	For

5.	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Board to fix their remuneration	Management	For	For

6.

Authorize the Directors of the Company to purchase shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or any other stock exchange recognized for this purpose by the Securities and Futures Commission of Hong Kong and the Stock Exchange under the Hong Kong Code on Share Repurchases, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this Resolution; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company and/or the Companies Ordinance [Chapter 32 of the Laws of Hong Kong] to be held]

		Management	For	For

7.

Authorize the Directors of the Company, pursuant to Section 57B of the Companies Ordinance [Chapter 32 of the Laws of Hong Kong] to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements, options and rights of exchange during the relevant period, not exceeding the aggregate of a) 20% of the share capital of the Company; and b) the nominal amount of share capital repurchased [up to 10% of the aggregate nominal amount of the share capital], otherwise than pursuant to a) a rights issue; or b) the exercise of subscription or conversion rights under the terms of any bonds or securities which are convertible into shares of the Company ; or c) any option scheme or similar arrangement for the time being adopted for the grant or issue to Directors and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or d) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by Articles of Association and/or Companies Ordinance [Chapter 32 of the Laws of Hong Kong] to be held]

	Management	For	For

8.

Approve, conditional upon the passing of the Resolutions 6 and 7 to extend the general mandate granted to the Directors of the Company pursuant to the Resolution 7, by an amount representing the aggregate nominal amount of share capital of the Company purchased by the Company under the authority granted pursuant to the Resolution 6, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this Resolution

	Management	For	For

SHUN TAK HLDGS LTD

Security	Y78567107	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	19-Jun-2008

ISIN	HK0242001243	Agenda	701560826 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited financial statements and the reports of the Directors and the Auditors for the FYE 31 DEC 2007	Management	For	For

2.	Declare a final dividend for the YE 31 DEC 2007	Management	For	For

3.1	Re-elect Dr. Ho Hung Sun, Stanely as a Director of the Company	Management	For	For

3.2	Re-elect Ms. Ho Chiu King, Pansy as a Director of the Company	Management	For	For

3.3	Re-elect Mr. Chan Wai Lun, Anthony as a Director of the Company	Management	For	For

3.4	Re-elect Mr. Ho Hau Chong, Norman as a Director of the Company	Management	For	For

4.	Re-appoint H.C. Watt & Company as the Auditors and approve to fix their remuneration	Management	For	For

5.

Authorize the Directors of the Company to repurchase shares of the Company on The Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission under the Hong Kong Code on Share Repurchases for such purposes, subject to and in accordance with all applicable laws and regulations, at such price as the Directors may at their discretion determine in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Companies Ordinance to be held]

		Management	For	For

6.I

Authorize the Directors, pursuant to Section 57B of the Companies Ordinance, to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding the aggregate of a) 20% of the aggregate nominal amount of the issued share capital of the Company; plus b) the nominal amount of share capital repurchased [up to 10% of the aggregate nominal amount of the issued share capital], otherwise than pursuant to i) a rights issue; or ii) the exercise of any rights of subscription or conversion rights under any warrants, bonds, debentures, notes and other securities which carry rights to subscribe for or are convertible into shares of the Company; or iii) the exercise of options or similar arrangement; or iv) any scrip dividend or similar arrangement; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM of the Company is required by the Companies Ordinance to be held]

		Management	For	For

6.II	Authorize the Directors of the Company to exercise the powers of the Company referred to in Resolution 6.I in respect of the share capital of the Company referred to in such resolution	Management	For	For

7.

Approve, until the shareholders of the Company in AGM otherwise determines, the Directors’ fees for the FYE 31 DEC 2008 at HKD 200,000 be payable for each Independent Non-Executive Director and HKD 5,000 for each other Director; other Directors’ remuneration to be fixed by the Board of Directors of the Company

		Management	For	For

MEGAWORLD CORPORATION

Security	Y59481112	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	20-Jun-2008

ISIN	PHY594811127	Agenda	701506517 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Call to order	Management	For	For

2.	Approve the proof of notice and determination of the quorum	Management	For	For

3.	Approve the minutes of the previous annual meeting	Management	For	For

4.	Approve the annual report of the Management	Management	For	For

5.	Appoint the External Auditors	Management	For	For

6.	Ratify the acts and resolutions of the Board of Directors, Executive Committee and the Management	Management	For	For

7.	Elect the Directors	Management	For	For

8.	Adjournment	Management	For	For

NEW WORLD CHINA LAND LTD NWCL

Security	G6493A101	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	27-Jun-2008

ISIN	KYG6493A1013	Agenda	701628375 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve and ratify the master service agreement dated 27 MAY 2008 entered into between the Company and New World Development Company Limited [the “Master Service Agreement”], a copy of the circular dated 10 JUN 2008 marked “A” and a copy of the Master Service Agreement marked “B” have been produced to the meeting and signed by the Chairman of the meeting for the purpose of identification, and the terms of and the transactions contemplated thereunder; and the annual cap in respect of each category of the Services [as defined in the circular] under the Master Service Agreement; and authorize any one of the Director of the Company for and on behalf of the Company to execute all such documents and to do all such acts or things incidental to, ancillary to or in connection with the Master Service Agreement

		Management	For	For

ASCENDAS REAL ESTATE INVESTMENT TRUST

Security	Y0205X103	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	30-Jun-2008

ISIN	SG1M77906915	Agenda	701640915 - Management

Item	Proposal	Type	Vote	For/Against Management

	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	Non-Voting

1.

Authorize the Manager, for the issue of new units in A-REIT [Units] and/or convertible securities or other instruments which may be convertible into units [Convertible Securities] in the FYE 31 MAR 2009 such that the number of new units issued [and/or units into which the Convertible Securities may be converted] does not exceed 50.0% of the number of Units in issue as at 31 MAR 2008 [which is the end of A-REIT’s last FY] [the Base Figure], of which the aggregate number of new units issued [and/or units into which the Convertible Securities may be converted], where the units and/or Convertible Securities are issued other than on a pro rata basis to existing unitholders of A-REIT, must not be more than 20.0% of the base figure [the General Mandate]; pursuant to the General Mandate, the issue units arising from the conversion of the Convertible Securities notwithstanding that the General Mandate may have ceased to be in force at the time the Units are to be issued; where the terms of the issue of the Convertible Securities provide for adjustment to the number of Convertible Securities in the event of rights, bonus or other capitalization issues, the Manager may issue additional Convertible Securities notwithstanding that the General Mandate may have ceased to be in force at the time the Convertible Securities are issued; and authorize the Ascendas Funds Management (S) Limited, as Manager of A-REIT (the Manager), any Director of the Manager (Director) and HSBC Institutional Trust Services (Singapore) Limited, as Trustee of A-REIT [the Trustee] to complete and do all such acts and things [including executing all such documents as may be required] as the Manager, such Director or [as the case may be] the Trustee may consider expedient or necessary or in the interests of A-REIT to give effect to the General Mandate

		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Asia Real Estate Fund

/s/ Adam D. Portnoy	/s/ Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 27, 2008